UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-3334
CALVERT SOCIAL INVESTMENT FUND
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (301) 951-4800
Date of fiscal year end: September 30
Date of reporting period: First quarter ended June 30, 2009

Item 1. Schedule of Investments.
CALVERT SOCIAL INVESTMENT FUND MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2009

	PRINCIPAL
	AMOUNT	VALUE

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES — 31.9%
Fannie Mae:
0.883%, 2/12/10 (r)	$1,000,000	$1,001,243
1.029%, 7/13/10 (r)	3,000,000	2,999,469
Fannie Mae Discount Notes:
9/9/09	215,000	214,176
12/10/09	1,000,000	996,625
3/1/10	1,000,000	994,212
Fannie Mae Interest Strip, 1/15/10	1,000,000	994,282
Federal Farm Credit Bank:
0.875%, 4/1/10	1,000,000	1,000,000
0.715%, 11/24/10 (r)	2,000,000	1,999,165
Federal Home Loan Bank:
0.228%, 8/10/09 (r)	2,000,000	2,000,000
0.245%, 8/21/09 (r)	1,000,000	1,000,000
0.248%, 8/27/09 (r)	2,500,000	2,499,380
0.268%, 9/4/09 (r)	1,000,000	1,000,000
0.258%, 9/18/09 (r)	1,000,000	999,346
1.064%, 10/13/09 (r)	1,000,000	1,000,121
5.00%, 12/11/09	1,000,000	1,017,585
1.00%, 2/5/10	1,000,000	1,000,000
1.00%, 2/18/10	500,000	499,805
0.791%, 2/19/10 (r)	5,000,000	4,998,375
0.81%, 2/19/10 (r)	1,000,000	1,000,000
1.05%, 2/23/10	2,000,000	1,998,675
1.00%, 2/26/10	1,000,000	1,000,000
0.85%, 3/11/10 (r)	1,000,000	1,000,070
0.494%, 3/26/10 (r)	1,000,000	998,261
0.875%, 4/15/10	1,000,000	999,920
0.65%, 6/10/10	1,000,000	999,052
0.56%, 6/11/10	2,500,000	2,499,109
0.60%, 6/21/10	2,500,000	2,499,831
0.56%, 6/22/10	1,000,000	999,343
0.60%, 7/26/10	1,000,000	999,383
Federal Home Loan Bank Discount Notes:
8/21/09	2,000,000	1,992,407
9/3/09	1,000,000	994,933
9/30/09	500,000	497,346
11/17/09	500,000	495,753

	PRINCIPAL
	AMOUNT	VALUE

1/12/10	1,000,000	995,938
4/27/10	1,000,000	994,167
Freddie Mac:
0.98%, 8/4/09	1,000,000	1,000,000
0.293%, 9/18/09 (r)	2,000,000	1,999,486
0.295%, 9/21/09 (r)	500,000	499,957
0.246%, 10/19/09 (r)	1,000,000	999,466
4.75%, 11/3/09	1,000,000	1,007,401
1.25%, 3/18/10	2,000,000	2,002,383
2.875%, 4/30/10	4,000,000	4,065,232
Freddie Mac Discount Notes:
11/9/09	1,000,000	993,086
12/7/09	1,000,000	996,025
2/4/10	1,000,000	993,944

Total U.S. Government Agencies and Instrumentalities (Cost $61,734,952)		61,734,952

DEPOSITORY RECEIPTS FOR U.S. GOVERNMENT GUARANTEED LOANS — 0.3%
Colson Services Corporation Loan Sets:
2.094%, 7/26/10 (c)(h)(r)	26,960	26,962
2.00%, 1/22/11 (c)(h)(r)	7,417	7,417
2.25%, 3/23/12 (c)(h)(r)	51,842	51,894
2.125%, 5/29/12 (c)(h)(r)	125,404	125,403
2.00%, 8/10/12 (c)(h)(r)	302,267	302,925
2.00%, 9/2/12 (c)(h)(r)	47,997	48,082

Total Depository Receipts For U.S. Government Guaranteed Loans (Cost $562,683)		562,683

CERTIFICATES OF DEPOSIT — 0.3%
Broadway Federal Bank FSB, 3.25%, 7/15/09 (k)	100,000	100,000
Community Bank of the Bay, 2.27%, 10/8/09 (k)	100,000	100,000
Community Capital Bank, 2.25%, 1/19/10 (k)	100,000	100,000
Elk Horn Bank & Trust Co., 1.85%, 12/18/09 (k)	100,000	100,000
Self Help Credit Union, 3.26%, 7/14/09 (k)(r)	100,000	100,000

Total Certificates of Deposit (Cost $500,000)		500,000

MUNICIPAL OBLIGATIONS — 0.6%
Washington State GO Bonds, 4.15%, 7/1/09	1,125,000	1,125,000

Total Taxable Municipal Obligations (Cost $1,125,000)		1,125,000

VARIABLE RATE DEMAND NOTES — 60.9%
2880 Stevens Creek LLC, 1.00%, 11/1/33, LOC: Bank of the West (r)	3,155,000	3,155,000

	PRINCIPAL
	AMOUNT	VALUE

Akron Hardware Consultants, Inc., 2.75%, 11/1/22, LOC: FirstMerit Bank, C/LOC: FHLB (r)	1,637,000	1,637,000
Bayfront Regional Development Corp., 0.74%, 11/1/27, LOC: PNC Bank (r)	6,000,000	6,000,000
Bochasanwais Shree Akshar Purushottam Swaminarayan Sanstha, Inc., 2.31%, 6/1/22, LOC: Comerica Bank (r)	2,575,000	2,575,000
Butler County Alabama IDA Revenue, 1.75%, 3/1/12, LOC: Whitney National Bank, C/LOC: FHLB (r)	460,000	460,000
California State Pollution Control Financing Authority Revenue, 0.51%, 9/1/10, LOC: Bank of the West (r)	1,000,000	1,000,000
California Statewide Communities Development Authority Special Tax Revenue, 0.65%, 3/15/34, LOC: Fannie Mae (r)	2,550,000	2,550,000
CIDC-Hudson House LLC New York Revenue, 3.40%, 12/1/34, LOC: Hudson River Bank & Trust, C/LOC: FHLB (r)	1,700,000	1,700,000
Durham North Carolina GO, 0.39%, 5/1/18, BPA: Bank of America (r)	6,000,000	6,000,000
Florida State Housing Finance Corp. MFH Revenue:
0.29%, 10/15/32, LOC: Fannie Mae (r)	1,300,000	1,300,000
Series B, 2.50%, 10/15/32, LOC: Fannie Mae (r)	100,000	100,000
Series J-2, 2.50%, 10/15/32, LOC: Fannie Mae (r)	1,985,000	1,985,000
0.65%, 11/1/32, LOC: Freddie Mac (r)	750,000	750,000
Fuller Road Management Corp. New York Revenue, 3.50%, 7/1/37, LOC: Key Bank (r)	6,980,000	6,980,000
Haskell Capital Partners Ltd., 0.75%, 9/1/20, LOC: Colonial Bank, C/LOC: FHLB (r)	2,260,000	2,260,000
HHH Investment Co., 1.00%, 7/1/29, LOC: Bank of the West (r)	2,145,000	2,145,000
Holland Board of Public Works Home Building Co., 0.70%, 11/1/22, LOC: Wells Fargo Bank (r)	865,000	865,000
Kaneville Road Joint Venture, Inc., 1.90%, 11/1/32, LOC: First American Bank, C/LOC: FHLB (r)	4,865,000	4,865,000
Lakeland Florida Energy System Revenue, 0.90%, 10/1/37, LOC: SunTrust Bank	6,400,000	6,400,000
Los Angeles California MFH Revenue, 0.65%, 12/15/34, LOC: Fannie Mae (r)	900,000	900,000
Main & Walton Development Co., 0.65%, 9/1/26, LOC: Sovereign Bank, C/LOC: FHLB (r)	5,145,000	5,145,000
Michigan State Municipal Authority Revenue, 4.50%, 11/1/37, LOC: Fifth Third Bank (r)	4,000,000	4,000,000
Milpitas California MFH Revenue, 0.65%, 8/15/33, LOC: Fannie Mae (r)	2,200,000	2,200,000
Montgomery New York Industrial Development Board Pollution Control Revenue, 1.70%, 5/1/25, LOC: FHLB (r)	2,885,000	2,885,000
Ness Family Partners LP, 0.68%, 9/1/34, LOC: Bank of the West (r)	3,005,000	3,005,000
New York City New York Housing Development Corp. MFH Revenue, 0.43%, 12/1/35, LOC: Freddie Mac (r)	9,605,000	9,605,000
New York State MMC Corp. Revenue, 3.60%, 11/1/35, LOC: JPMorgan Chase Bank (r)	3,935,000	3,935,000
Osprey Management Co. LLC, 0.60%, 6/1/27, LOC: Wells Fargo Bank (r)	5,600,000	5,600,000
Peoploungers, Inc., 1.00%, 4/1/18, LOC: Bank of New Albany, C/LOC: FHLB (r)	1,885,000	1,885,000
Portage Indiana Economic Development Revenue, 2.61%, 3/1/20, LOC: FHLB (r)	200,000	200,000
Rathbone LLC, 1.25%, 1/1/38, LOC: Comerica Bank (r)	4,380,000	4,380,000

	PRINCIPAL
	AMOUNT	VALUE

Roman Catholic Church of the Diocese of Houma-Thibodaux, 2.61%, 12/1/37, LOC: Allied Irish Bank (r)	700,000	700,000
Roosevelt Paper Co., 1.00%, 6/1/12, LOC: Wachovia Bank (r)	945,000	945,000
Scottsboro Alabama Industrial Development Board Revenue, 0.70%, 10/1/10, LOC: Wachovia Bank (r)	350,000	350,000
Shawnee Kansas Private Activity Revenue, 4.50%, 12/1/12, LOC: JPMorgan Chase Bank (r)	2,965,000	2,965,000
Sheridan Colorado Redevelopment Agency Tax Allocation, 2.35%, 12/1/29, LOC: Citibank (r)	5,600,000	5,600,000
St. Joseph County Indiana Economic Development Revenue, 2.61%, 6/1/27, LOC: FHLB (r)	310,000	310,000
St. Paul Minnesota Port Authority Revenue, 1.45%, 3/1/21, LOC: Dexia Credit Local (r)	1,650,000	1,650,000
Tyler Enterprises LLC, 0.75%, 10/3/22, LOC: Peoples Bank & Trust, C/LOC: FHLB (r)	3,480,000	3,480,000
Washington State MFH Finance Commission Revenue:
0.65%, 6/15/32, LOC: Fannie Mae (r)	990,000	990,000
0.65%, 7/15/32, LOC: Fannie Mae (r)	680,000	680,000
0.65%, 7/15/34, LOC: Fannie Mae (r)	1,670,000	1,670,000
0.65%, 5/15/35, LOC: Fannie Mae (r)	860,000	860,000
0.65%, 5/1/37, LOC: Freddie Mac (r)	1,350,000	1,350,000

Total Variable Rate Demand Notes (Cost $118,017,000)		118,017,000

COMMERCIAL PAPER — 1.5%
Metropolitan Washington DC Airports Authority System Revenue Commercial
Paper Notes, 1.25%, 8/7/09,
LOC: WestLB AG, LOC: Landesbank Baden-Württemberg	3,000,000	3,000,000

Total Commercial Paper (Cost $3,000,000)		3,000,000

TOTAL INVESTMENTS (Cost $184,939,635) — 95.5%		184,939,635
Other assets and liabilities, net — 4.5%		8,754,998

NET ASSETS — 100%		$193,694,633

(c)	Colson Services Corporation is the collection and transfer agent for certain U.S. Government guaranteed variable rate loans. Each depository receipt pertains to a set, grouped by interest rate, of these loans.

(h)	Represents rate in effect at June 30, 2009, after regularly scheduled adjustments on such date. Interest rates adjust generally at the beginning of the month, calendar quarter, or semiannually based on prime plus contracted adjustments. As of June 3

(k)	These certificates of deposit are fully insured by agencies of the federal government.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Explanation of Guarantees:
BPA: Bond Purchase Agreement
C/LOC: Confirming Letter of Credit
LOC: Letter of Credit
Abbreviations:
FHLB: Federal Home Loan Bank
FSB: Federal Savings Bank
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
MFH: Multi-Family Housing
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
CALVERT SOCIAL INVESTMENT FUND BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2009

	SHARES	VALUE

EQUITY SECURITIES — 61.2%

Aerospace & Defense — 0.2%
BE Aerospace, Inc.*	45,385	$651,729

Air Freight & Logistics — 0.2%
FedEx Corp.	6,302	350,517
United Parcel Service, Inc., Class B	11,675	583,633

		934,150

Airlines — 0.1%
Southwest Airlines Co.	66,480	447,410

Beverages — 1.6%
PepsiCo, Inc.	117,545	6,460,273

Biotechnology — 2.5%
Amgen, Inc.*	62,610	3,314,573
Gilead Sciences, Inc.*	134,200	6,285,928

		9,600,501

	SHARES	VALUE

Capital Markets — 1.6%
Federated Investors, Inc., Class B	8,600	207,174
Northern Trust Corp.	99,300	5,330,424
SEI Investments Co.	14,200	256,168
T. Rowe Price Group, Inc.	20,214	842,317

		6,636,083

Chemicals — 1.7%
Praxair, Inc.	95,700	6,801,399

Commercial Banks — 1.0%
US Bancorp	230,800	4,135,936

Communications Equipment — 2.0%
Cisco Systems, Inc.(s)*	393,480	7,334,467
QUALCOMM, Inc.	15,790	713,708

		8,048,175

Computers & Peripherals — 5.5%
Apple, Inc.*	6,800	968,524
EMC Corp.*	581,514	7,617,833
Hewlett-Packard Co.	171,210	6,617,267
International Business Machines Corp.	57,600	6,014,592
Western Digital Corp.*	41,570	1,101,605

		22,319,821

Consumer Finance — 0.1%
American Express Co.	15,200	353,248

Diversified Financial Services — 2.3%
Bank of America Corp.	10,107	133,412
CME Group, Inc.	22,110	6,878,642
First Republic Preferred Capital Corp., Preferred (e)	500	256,000
JPMorgan Chase & Co.	17,445	595,049
MFH Financial Trust I, Preferred (b)(e)	20,000	300,000
Woodbourne Capital:
Trust I, Preferred (b)(e)	500,000	265,000
Trust II, Preferred (b)(e)	500,000	265,000
Trust III, Preferred (b)(e)	500,000	265,000
Trust IV, Preferred (b)(e)	500,000	265,000

		9,223,103

Diversified Telecommunication Services — 1.6%
AT&T, Inc.	257,775	6,403,131

	SHARES	VALUE

Electronic Equipment & Instruments — 0.2%
Amphenol Corp.	17,700	560,028
Jabil Circuit, Inc.	52,350	388,437

		948,465

Energy Equipment & Services — 1.1%
Smith International, Inc.	174,800	4,501,100

Food Products — 1.7%
General Mills, Inc.	107,100	5,999,742
Kellogg Co.	10,800	502,956
McCormick & Co., Inc.	13,400	435,902

		6,938,600

Gas Utilities — 1.4%
Oneok, Inc.	189,600	5,591,304

Health Care Equipment & Supplies — 3.5%
Beckman Coulter, Inc.	4,000	228,560
Becton Dickinson & Co.	86,100	6,139,791
DENTSPLY International, Inc.	13,700	418,124
Hologic, Inc.*	48,400	688,732
Medtronic, Inc.	23,826	831,289
St. Jude Medical, Inc.*	145,700	5,988,270

		14,294,766

Health Care Providers & Services — 2.0%
Express Scripts, Inc.*	105,900	7,280,625
Healthways, Inc.*	10,000	134,500
Lincare Holdings, Inc.*	12,500	294,000
Quest Diagnostics, Inc.	11,024	622,084

		8,331,209

Household Products — 1.4%
Colgate-Palmolive Co.	73,786	5,219,622
Procter & Gamble Co.	12,500	638,750

		5,858,372

Industrial Conglomerates — 0.1%
3M Co.	5,073	304,887

	SHARES	VALUE

Insurance — 2.9%
Aflac, Inc.	22,900	711,961
AON Corp.	91,800	3,476,466
Conseco, Inc.*	48,476	114,888
Prudential Financial, Inc.	197,200	7,339,784

		11,643,099

Internet & Catalog Retail — 1.2%
Expedia, Inc.*	322,600	4,874,486

Internet Software & Services — 1.5%
Akamai Technologies, Inc.*	14,909	285,955
eBay, Inc.*	301,600	5,166,408
Google, Inc.*	1,730	729,351

		6,181,714

IT Services — 0.1%
Fiserv, Inc.*	5,000	228,500

Life Sciences — Tools & Services — 0.1%
Waters Corp.*	9,926	510,891

Machinery — 3.4%
Cummins, Inc.	191,100	6,728,631
Danaher Corp.	102,756	6,344,156
Graco, Inc.	10,100	222,402
Illinois Tool Works, Inc.	8,910	332,699

		13,627,888

Multiline Retail — 1.2%
Kohl’s Corp.*	109,900	4,698,225
Target Corp.	10,000	394,700

		5,092,925

Office Electronics — 0.4%
Xerox Corp.	226,600	1,468,368

Oil, Gas & Consumable Fuels — 4.4%
EOG Resources, Inc.	82,600	5,610,192
Plains Exploration & Production Co.*	13,000	355,680
Southwestern Energy Co.*	126,500	4,914,525
XTO Energy, Inc.	179,087	6,830,378

		17,710,775

Paper & Forest Products — 0.0%
Weyerhaeuser Co.	5,800	176,494

	SHARES	VALUE
Pharmaceuticals — 1.9%
Bristol-Myers Squibb Co.	220,200	4,472,262
Johnson & Johnson	60,900	3,459,120

		7,931,382

Professional Services — 0.1%
Manpower, Inc.	11,401	482,718

Semiconductors & Semiconductor Equipment — 2.5%
Intel Corp.	241,696	4,000,069
NVIDIA Corp.*	61,220	691,174
Texas Instruments, Inc.	251,700	5,361,210

		10,052,453

Software — 4.3%
Adobe Systems, Inc.*	32,245	912,534
BMC Software, Inc.*	124,300	4,200,097
Citrix Systems, Inc.*	22,800	727,092
Microsoft Corp.	270,660	6,433,588
Symantec Corp.*	323,000	5,025,880

		17,299,191

Specialty Retail — 2.8%
Best Buy Co., Inc.	127,400	4,266,626
Home Depot, Inc.	19,720	465,984
Lowe’s Co.’s, Inc.	316,200	6,137,442
Staples, Inc.	27,766	560,040

		11,430,092

Textiles, Apparel & Luxury Goods — 0.8%
Nike, Inc., Class B	65,000	3,365,700

Venture Capital — 1.8%
Agraquest, Inc.:
Series B, Preferred (b)(i)*	190,477	35,158
Series C, Preferred (b)(i)*	117,647	25,152
Series H, Preferred (b)(i)*	4,647,053	293,127
Allos Therapeutics, Inc.*	42,819	354,970
CFBanc Corp., Series A (b)(i)*	27,000	376,616
City Soft, Inc., Warrants:
(strike price $0.21/share, expires 05/15/12) (b)(i)*	189,375	—
(strike price $0.01/share, expires 10/15/12) (b)(i)*	118,360	—
(strike price $0.01/share, expires 10/15/12) (b)(i)*	887,700	—
(strike price $0.14/share, expires 10/15/12) (b)(i)*	118,359	—
(strike price $0.28/share, expires 10/15/12) (b)(i)*	118,359	—

	SHARES	VALUE
(strike price $0.01/share, expires 2/28/13) (b)(i)*	29,590	—
(strike price $0.14/share, expires 2/28/13) (b)(i)*	29,590	—
(strike price $0.28/share, expires 2/28/13) (b)(i)*	29,590	—
(strike price $0.01/share, expires 5/31/13) (b)(i)*	29,590	—
(strike price $0.14/share, expires 5/31/13) (b)(i)*	29,590	—
(strike price $0.28/share, expires 5/31/13) (b)(i)*	29,590	—
(strike price $0.01/share, expires 8/31/13) (b)(i)*	35,372	—
(strike price $0.14/share, expires 8/31/13) (b)(i)*	35,372	—
(strike price $0.28/share, expires 8/31/13) (b)(i)*	35,372	—
(strike price $0.01/share, expires 9/4/13) (b)(i)*	23,127	—
(strike price $0.01/share, expires 9/4/13) (b)(i)*	173,455	—
(strike price $0.01/share, expires 9/4/13) (b)(i)*	250,000	—
(strike price $0.14/share, expires 9/4/13) (b)(i)*	23,127	—
(strike price $0.28/share, expires 9/4/13) (b)(i)*	23,128	—
(strike price $0.01/share, expires 11/30/13) (b)(i)*	35,372	—
(strike price $0.14/share, expires 11/30/13) (b)(i)*	35,372	—
(strike price $0.28/share, expires 11/30/13) (b)(i)*	35,372	—
(strike price $0.01/share, expires 4/21/14) (b)(i)*	162,500	—
Community Bank of the Bay*	4,000	8,000
Consensus Orthopedics, Inc.:
Common Stock (b)(i)*	180,877	—
Series A-1, Preferred (b)(i)*	420,683	—
Series B, Preferred (b)(i)*	348,940	17,447
Series C, Preferred (b)(i)*	601,710	120,342
Distributed Energy Systems Corp.*	14,937	135
Environmental Private Equity Fund II, Liquidating Trust (b)(i)*	200,000	33,843
Evergreen Solar, Inc.*	66,000	143,220
H2Gen Innovations, Inc.:
Common Stock (b)(i)*	2,077	—
Common Warrants (strike price $1.00/share, expires 10/31/13) (b)(i)*	27,025	—
Series A, Preferred (b)(i)*	69,033	17,949
Series A, Preferred Warrants (strike price $1.00/share, expires 10/10/12) (b)(i)*	1,104	—
Series B, Preferred (b)(i)*	161,759	42,057
Series C, Preferred (b)(i)*	36,984	9,616
Inflabloc Pharmaceuticals, Inc. (b)(i)*	1,193	1
Neighborhood Bancorp (b)(i)*	10,000	180,056
Plethora Technology, Inc.:
Common Warrants (strike price $0.01/share, expires 4/29/15) (b)(i)*	72,000	—
Series A, Preferred (a)(b)(i)*	825,689	—
Series A, Preferred Warrants:
Strike price $0.85/share, (expires 6/9/13) (b)(i)*	176,471	—
Strike price $0.85/share, (expires 9/6/13) (b)(i)*	88,236	—
Seventh Generation, Inc. (b)(i)*	200,295	4,055,974
SMARTHINKING, Inc.:
Series 1-A, Convertible Preferred (b)(i)*	104,297	172,388
Series 1-B, Convertible Preferred (b)(i)*	163,588	31,050

	SHARES	VALUE
Series 1-B, Preferred Warrants (strike price $0.01/share, expires 5/26/15) (b)(i)*	11,920	2,143
Wild Planet Entertainment, Inc.:
Series B, Preferred (b)(i)*	476,190	988,731
Series E, Preferred (b)(i)*	129,089	268,032
Wind Harvest Co., Inc. (b)(i)*	8,696	1

		7,176,008

Total Equity Securities (Cost $279,398,748)		248,036,346

	PRINCIPAL
	AMOUNT
VENTURE CAPITAL DEBT OBLIGATIONS — 0.5%
AccessBank, 8.477%, 8/29/12 (b)(i)	$500,000	525,828
City Soft, Inc.:
Convertible Notes I, 10.00%, 8/31/09 (b)(i)(w)*	297,877	—
Convertible Notes II, 10.00%, 8/31/09 (b)(i)(w)*	32,500	—
Convertible Notes III, 10.00%, 8/31/09 (b)(i)(w)*	25,000	—
Convertible Notes IV, 10.00%, 8/31/09 (b)(i)(w)*	25,000	—
KDM Development Corp., 3.00%, 6/30/09 (b)(i)(q)	704,489	656,991
Plethora Technology, Inc., 12.00%, 9/30/09 (b)(i)(j)*	150,000	7,500
Rose Smart Growth Investment Fund, 6.045%, 4/1/21 (b)(i)	1,000,000	1,000,000

Total Venture Capital Debt Obligations (Cost $2,734,866)		2,190,319

	ADJUSTED BASIS
LIMITED PARTNERSHIP INTEREST — 0.7%
Angels With Attitude I LLC (a)(b)(i)*	200,000	106,126
Coastal Venture Partners (b)(i)*	133,958	113,783
Common Capital (b)(i)*	453,190	304,872
First Analysis Private Equity Fund IV (b)(i)*	690,660	901,103
GEEMF Partners (a)(b)(i)*	—	119,555
Global Environment Emerging Markets Fund (b)(i)*	—	400,353
Infrastructure and Environmental Private Equity Fund III (b)(i)*	328,443	180,919
Labrador Ventures III (b)(i)*	360,875	45,506
Labrador Ventures IV (b)(i)*	911,085	77,102
Milepost Ventures (b)(i)*	500,000	1
New Markets Growth Fund LLC (b)(i)*	225,646	215,163
Solstice Capital (b)(i)*	384,644	382,558
Utah Ventures II (b)(i)*	867,581	—
Venture Strategy Partners (b)(i)*	206,057	19,453

Total Limited Partnership Interest (Cost $5,262,139)		2,866,494

	PRINCIPAL
	AMOUNT
ASSET-BACKED SECURITIES — 0.6%
ACLC Business Loan Receivables Trust, 0.969%, 10/15/21 (e)(r)	$165,024	157,190
AmeriCredit Automobile Receivables Trust:
0.398%, 5/6/12 (r)	521,010	502,629
0.968%, 7/6/12 (r)	384,247	376,452
Capital Auto Receivables Asset Trust:
0.379%, 7/15/10 (r)	359,357	353,620
0.419%, 2/15/11 (r)	400,000	373,886
Enterprise Mortgage Acceptance Co. LLC, 6.969%, 1/15/27 (e)(r)	1,489,126	678,948

Total Asset-Backed Securities (Cost $2,480,406)		2,442,725

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) — 0.5%
American Home Mortgage Assets, 0.504%, 12/25/46 (r)	824,518	326,454
Chase Funding Mortgage Loan, 4.045%, 5/25/33 (r)	826,155	795,110
Impac CMB Trust, 0.584%, 5/25/35 (r)	1,444,330	643,656
Residential Asset Securitization Trust, 6.25%, 11/25/36	246,816	141,459

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $2,636,866)		1,906,679

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.3%
Banc of America Commercial Mortgage, Inc., 5.449%, 1/15/49	2,000,000	1,548,741
Cobalt CMBS Commercial Mortgage Trust, 5.74%, 8/15/12 (r)	3,000,000	2,618,745
Crown Castle Towers LLC, 4.643%, 6/15/35 (e)	4,000,000	3,896,010
GMAC Commercial Mortgage Asset Corp., 6.107%, 8/10/52 (e)	1,900,000	1,417,894

Total Commercial Mortgage-Backed Securities (Cost $10,859,410)		9,481,390

CORPORATE BONDS — 17.3%
AgFirst Farm Credit Bank:
6.585% to 6/15/12, floating rate thereafter to 6/29/49 (e)(r)	1,250,000	764,203
7.30%, 10/14/49 (b)(e)	2,000,000	1,670,620
Alliance Mortgage Investments, 12.61%, 6/1/10 (b)(r)(x)*	385,345	—
American National Red Cross, 5.362%, 11/15/11	3,215,000	3,241,781
APL Ltd., 8.00%, 1/15/24	550,000	386,375
Atlantic Marine Corp. Communities LLC, 6.158%, 12/1/51 (e)	1,000,000	632,500
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (b)(e)(p)*	4,060,000	40,600
Aurora Military Housing LLC, 5.35%, 12/15/25 (e)	2,560,000	2,156,749
BAC Capital Trust XV, 1.468%, 6/1/56 (r)	4,000,000	2,019,340
Bayview Research Center Finance Trust, 6.33%, 1/15/37 (b)(e)	999,620	913,053
Camp Pendleton & Quantico Housing LLC, 6.165%, 10/1/50 (b)(e)	600,000	381,000
Capital One Bank, 8.80%, 7/15/19	500,000	508,459
Cardinal Health, Inc., 1.462%, 10/2/09 (r)	1,000,000	995,797
CIT Group, Inc., 6.10% to 3/15/17, floating rate thereafter to 3/15/67 (b)(r)	600,000	227,574

	PRINCIPAL
	AMOUNT

Compass Bancshares, Inc., 1.749%, 10/9/09 (e)(r)	1,000,000	998,994
Credit Agricole SA, 6.637% to 5/31/17, floating rate thereafter to 5/29/49 (e)(r)	4,850,000	2,910,000
Dime Community Bancshares, Inc., 9.25%, 5/1/10 (e)	1,000,000	984,679
Discover Financial Services, 1.169%, 6/11/10 (r)	2,500,000	2,353,812
Enterprise Products Operating LP, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	3,600,000	2,655,000
Fort Knox Military Housing, 5.815%, 2/15/52 (e)	2,000,000	1,412,080
Glitnir Banki HF:
2.95%, 10/15/08 (b)(v)(y)	2,000,000	295,000
6.693% to 6/15/11, floating rate thereafter to 6/15/16 (b)(e)(ff)(r)(y)	1,500,000	15,000
Goldman Sachs Group, Inc., 1.201%, 9/29/14 (r)	350,000	306,130
Great River Energy:
5.829%, 7/1/17 (b)(e)	436,531	444,270
6.254%, 7/1/38 (b)(e)	2,000,000	1,757,000
Home Depot, Inc., 0.749%, 12/16/09 (r)	300,000	298,835
HRPT Properties Trust, 1.224%, 3/16/11 (r)	1,250,000	1,085,651
Independence Community Bank Corp., 3.028%, 4/1/14 (r)	2,500,000	1,777,972
John Deere Capital Corp., 1.807%, 1/18/11 (r)	2,000,000	1,986,812
JPMorgan Chase & Co.:
7.00%, 11/15/09	2,000,000	2,033,933
0.854%, 12/26/12 (r)	500,000	504,894
JPMorgan Chase Capital XXIII, 1.883%, 5/15/47 (r)	750,000	382,420
Kaupthing Bank HF, 5.75%, 10/4/11 (e)(hh)(y)	2,750,000	357,500
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27 (e)	2,000,000	1,693,420
Lloyds Banking Group plc, 6.413% to 10/1/35, floating rate thereafter to 12/31/49 (e)(r)	550,000	198,000
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	1,696,000	14,840
8.30%, 12/1/37 (e)(m)*	6,130,000	53,638
8.45%, 12/1/49 (e)(m)*	2,560,000	22,400
M&I Marshall & Ilsley Bank, 0.916%, 12/4/12 (r)	500,000	347,615
McGuire Air Force Base Military Housing Project, 5.611%, 9/15/51 (e)	1,000,000	685,270
Monumental Global Funding III, 1.283%, 8/17/09 (e)(r)	1,000,000	1,000,437
Nationwide Health Properties, Inc.:
6.50%, 7/15/11	500,000	502,191
6.90%, 10/1/37	1,000,000	990,318
Ohana Military Communities LLC, 5.675%, 10/1/26 (e)	2,250,000	2,000,137
Orkney Re II plc, Series B, 6.096%, 12/21/35 (b)(e)(r)(o)*	1,100,000	11,000
Pacific Beacon LLC, 5.628%, 7/15/51 (e)	1,250,000	847,688
Pacific Pilot Funding Ltd., 1.857%, 10/20/16 (e)(r)	953,672	703,301
Pedernales Electric Cooperative, 5.952%, 11/15/22 (e)	500,000	475,222
Pioneer Natural Resources Co.:
5.875%, 7/15/16	500,000	428,701
6.65%, 3/15/17	600,000	523,642
7.20%, 1/15/28	700,000	545,117
Preferred Term Securities IX Ltd., 1.976%, 4/3/33 (e)(r)	742,071	296,828
ProLogis, 6.625%, 5/15/18	700,000	551,182

	PRINCIPAL
	AMOUNT

Rabobank Nederland NV, 11.00% to 6/30/19, floating rate thereafter to 12/29/49 (e)(r)	300,000	333,801
Redstone Arsenal Military Housing, 5.45%, 9/1/26 (e)	1,250,000	1,053,862
Reed Elsevier Capital, Inc., 0.959%, 6/15/10 (r)	3,000,000	2,958,652
Roper Industries, Inc., 6.625%, 8/15/13	500,000	508,604
Royal Bank of Scotland Group plc, 7.64% to 9/29/17, floating rate thereafter to 3/31/49 (r)	3,500,000	1,400,000
Salvation Army, 5.46%, 9/1/16	160,000	168,715
SLM Corp., 1.232%, 7/27/09 (r)	750,000	747,173
SPARCS Trust 99-1, STEP, 0.00% to 4/15/19, 7.697% thereafter to 10/15/97 (b)(e)(r)	1,000,000	146,230
Suncorp-Metway Ltd., 1.014%, 12/17/10 (e)(r)	1,000,000	1,000,038
SunTrust Bank, 0.863%, 5/21/12 (b)(r)	1,000,000	923,874
Svenska Handelsbanken AB, 4.875%, 6/10/14 (e)	600,000	596,018
Toll Road Investors Partnership II LP, Zero Coupon:
2/15/43 (b)(e)	5,000,000	721,050
2/15/45 (b)(e)	29,767,677	3,782,876
Wachovia Capital Trust III, 5.80% to 3/15/11, floating rate thereafter to 3/29/49 (r)	2,700,000	1,620,000
Wells Fargo Bank, 6.734%, 9/1/47 (e)	1,500,000	1,560,015
Weyerhaeuser Co., 1.61%, 9/24/09 (r)	4,000,000	3,952,833
Yara International ASA, 7.875%, 6/11/19 (e)	400,000	419,672

Total Corporate Bonds (Cost $101,126,178)		70,282,393

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES — 0.1%
U.S. Department of Housing and Urban Development, 3.44%, 8/1/11	250,000	260,626

Total U.S. Government Agencies and Instrumentalities (Cost $250,000)		260,626

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.1%
Government National Mortgage Association, 5.50%, 1/16/32	1,858,180	225,225

Total U.S. Government Agency Mortgage-Backed Securities (Cost $227,629)		225,225

MUNICIPAL OBLIGATIONS — 0.3%
Maryland State Economic Development Corp. Revenue Bonds:
Series B, 6.00%, 7/1/48 (f)*	1,855,000	989,253
Series C, Zero Coupon, 7/1/48 (f)	2,534,053	93,785

Total Municipal Obligations (Cost $4,044,389)		1,083,038

	PRINCIPAL
	AMOUNT

TAXABLE MUNICIPAL OBLIGATIONS — 7.9%
Adams-Friendship Area Wisconsin School District GO Bonds, 5.42%, 3/1/17	200,000	202,612
Anaheim California Redevelopment Agency Tax Allocation Bonds, 5.759%, 2/1/18	750,000	722,400
California Statewide Communities Development Authority Revenue Bonds, 5.01%, 8/1/15	635,000	624,237
Detroit Michigan GO Bonds, 5.15%, 4/1/25	1,250,000	649,475
Escondido California Joint Powers Financing Authority Lease Revenue Bonds, 5.53%, 9/1/18	750,000	709,635
Grant County Washington Public Utility District No. 2 Revenue Bonds, 5.17%, 1/1/15	500,000	501,900
Illinois State MFH Development Authority Revenue Bonds, 6.537%, 1/1/33	1,000,000	932,850
Inglewood California Pension Funding Revenue Bonds, 5.07%, 9/1/20	660,000	569,263
Long Beach California Bond Finance Authority Revenue Bonds, 4.80%, 8/1/16	1,545,000	1,256,425
Los Angeles California Community Redevelopment Agency Tax Allocation Bonds, 4.60%, 7/1/10	840,000	850,945
Los Angeles California Department of Airports Revenue Bonds, 5.404%, 5/15/16	1,240,000	1,152,382
Malibu California Integrated Water Quality Improvement COPs, 5.39%, 7/1/16	1,130,000	1,084,823
Moreno Valley California Public Financing Authority Revenue Bonds, 5.549%, 5/1/27	750,000	596,685
Oakland California Redevelopment Agency Tax Allocation Bonds:
5.252%, 9/1/16	1,925,000	1,889,830
5.263%, 9/1/16	815,000	789,906
5.383%, 9/1/16	3,000,000	2,914,560
Oceanside California PO Revenue Bonds, 5.04%, 8/15/17	750,000	652,418
Palm Springs California Community Redevelopment Agency Tax Allocation Bonds, 6.411%, 9/1/34	1,250,000	1,053,675
Pennsylvania State Convention Center Authority Revenue Bonds, 4.97%, 9/1/11	3,000,000	3,055,740
Sacramento City California Financing Authority Tax Allocation Bonds, 5.54%, 12/1/20	500,000	395,935
San Bernardino California Joint Powers Financing Authority Tax Allocation Bonds, 5.625%, 5/1/16	500,000	463,965
San Diego California Redevelopment Agency Tax Allocation Bonds, 5.66%, 9/1/16	1,320,000	1,297,098
San Diego County California PO Revenue Bonds, Zero Coupon, 8/15/12	1,790,000	1,530,128
San Jose California Redevelopment Agency Tax Allocation Bonds, 5.46%, 8/1/35	1,000,000	745,980
San Ramon California Public Financing Authority Tax Allocation Bonds, 5.65%, 2/1/21	1,775,000	1,594,624
Santa Fe Springs California Community Development Commission Tax Allocation Bonds, 5.35%, 9/1/18	1,500,000	1,399,770
Schenectady New York Metroplex Development Authority Revenue Bonds, 5.29%, 8/1/14	170,000	175,382
Secaucus New Jersey Municipal Utilities Authority Revenue Bonds, 3.90%, 12/1/09	1,150,000	1,162,615
Utah State Housing Corp. Military Housing Revenue Bonds, 5.392%, 7/1/50	1,500,000	1,144,065
Vacaville California Redevelopment Agency Housing Tax Allocation Bonds, 6.125%, 9/1/20	665,000	589,203
West Contra Costa California Unified School District COPs, 4.90%, 1/1/15	555,000	515,190

	PRINCIPAL
	AMOUNT

Wilkes-Barre Pennsylvania GO Bonds, 5.23%, 11/15/18	1,000,000	884,130

Total Taxable Municipal Obligations (Cost $35,039,402)		32,107,846

HIGH SOCIAL IMPACT INVESTMENTS — 1.2%
Calvert Social Investment Foundation Notes, 3.00%, 7/1/10 (b)(i)(r)	5,016,666	4,995,596

Total High Social Impact Investments (Cost $5,016,666)		4,995,596

CERTIFICATES OF DEPOSIT — 0.3%
Alternative Federal Credit Union, 1.88%, 11/30/09 (b)(k)	50,000	49,920
Deutsche Bank, 1.213%, 6/18/10 (r)	1,000,000	986,815
First American Credit Union, 3.15%, 12/24/09 (b)(k)	92,000	91,761
Native American Credit Union, 1.50%, 11/13/09 (b)(k)	92,000	91,889
ShoreBank, 3.25%, 12/7/09 (b)(k)	100,000	99,730

Total Certificates of Deposit (Cost $1,334,000)		1,320,115

TIME DEPOSIT — 6.8%
State Street Corp. Time Deposit, 0.01%, 7/1/09	27,530,000	27,530,000

Total Time Deposit (Cost $27,530,000)		27,530,000

TOTAL INVESTMENTS (Cost $477,940,699) — 99.8%		404,728,792
Other assets and liabilities, net — 0.2%		919,705

NET ASSETS — 100%		$405,648,497

			UNDERLYING	UNREALIZED
	# OF	EXPIRATION	FACE AMOUNT	APPRECIATION
FUTURES	CONTRACTS	DATE	AT VALUE	(DEPRECIATION)

Purchased:
10 Year U.S. Treasury Notes	141	9/09	$16,393,453	$150,961
30 Year U.S. Treasury Bonds	99	9/09	11,717,578	286,580

Total Purchased				$437,541

Sold:
2 Year U.S. Treasury Notes	457	9/09	$98,811,969	$259,514
5 Year U.S. Treasury Notes	63	9/09	7,227,281	109,788

Total Sold				$369,302

(a)	Affiliated company.

(b)	This security was valued by the Board of Trustees. See Note A.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)	Maryland State Economic Development Corp. Revenue Bonds Series B and C were issued in exchange for 3,750,000 par Maryland State Economic Development Corp. Revenue Bonds due 10/1/19 that were previously held by the Portfolio. Series B is not accruing

(i)	Restricted securities represent 4.1% of the net assets of the Portfolio.

(j)	Plethora Technology, Inc. Note has been restructured from an original maturity date of June 30, 2007. This security is no longer accruing interest.

(k)	These certificates of deposit are fully insured by agencies of the federal government.

(m)	The Illinois Insurance Department prohibited Lumbermens from making interest payments. This security is no longer accruing interest.

(o)	Orkney Re II plc is in default and no longer accruing interest. During the period, $13,411 of interest was written off.

(p)	The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments. This security is no longer accruing interest.

(q)	KDM Development Corp. Note has been restructured from an original maturity date of December 31, 2007. Security is currently in default for both principal and interest.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(s)	25,000 shares of Cisco Systems, Inc. held by the Portfolio have been soft segregated in order to cover outstanding commitments to certain limited partnership investments within the Portfolio. There are no restrictions on the trading of this security.

(v)	Glitnir Banki HF Bonds due 10/15/08 are in default for principal and interest. During the period, $14,097 of interest was written off.

(w)	Security is in default and is no longer accruing interest.

(x)	Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

(y)	The government of Iceland took control of Glitnir Bank HF and Kaupthing Bank HF (the “Banks”) on October 8, 2008 and October 9, 2008, respectively. The government has prohibited the Banks from paying any claims owed to foreign entities. As of October 9, 2008, these securities are no longer accruing interest.

(ff)	Glitnir Banki HF Bonds due 6/15/16 are in default for interest. During the period, $31,792 of interest was written off.

(hh)	Kaupthing Bank HF Bonds due 10/4/11 are in default for interest. During the period, $2,196 of interest was written off.

*	Non-income producing security.
Abbreviations:
COPs: Certificates of Participation
GO: General Obligation
LLC: Limited Liability Corporation
LP: Limited Partnership
MFH: Multi-Family Housing
PO: Pension Obligation
STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

	ACQUISITION
	DATES	COST

Restricted Securities
AccessBank	8/29/07	$500,000
Agraquest, Inc.:
Series B, Preferred	2/26/97	200,001
Series C, Preferred	3/11/98	200,000
Series H, Preferred	5/25/05 - 1/11/07	316,894
Angels With Attitude I LLC, LP	8/28/00 - 4/30/03	200,000
Calvert Social Investment Foundation Notes	7/2/07	5,016,666
CFBanc Corp., Series A	3/14/03	270,000
City Soft, Inc.:
Convertible Notes I, 10.00%, 8/31/09	11/15/00	297,877
Convertible Notes II, 10.00%, 8/31/09	9/9/03	32,500
Convertible Notes III, 10.00%, 8/31/09	5/4/04	25,000
Convertible Notes IV, 10.00%, 8/31/09	3/11/05	25,000
City Soft, Inc., Warrants:
(strike price $0.21/share, expires 05/15/12)	11/22/02	2
(strike price $0.01/share, expires 10/15/12)	11/22/02	12
(strike price $0.01/share, expires 10/15/12)	5/4/04	—
(strike price $0.14/share, expires 10/15/12)	11/22/02	—
(strike price $0.28/share, expires 10/15/12)	11/22/02	—
(strike price $0.01/share, expires 2/28/13)	4/11/03	—
(strike price $0.14/share, expires 2/28/13)	4/11/03	—
(strike price $0.28/share, expires 2/28/13)	4/11/03	—
(strike price $0.01/share, expires 5/31/13)	7/15/03	—
(strike price $0.14/share, expires 5/31/13)	7/15/03	—
(strike price $0.28/share, expires 5/31/13)	7/15/03	—
(strike price $0.01/share, expires 8/31/13)	9/9/03	—
(strike price $0.14/share, expires 8/31/13)	9/9/03	—
(strike price $0.28/share, expires 8/31/13)	9/9/03	—
(strike price $0.01/share, expires 9/4/13)	3/11/05	—
(strike price $0.01/share, expires 9/4/13)	9/9/03	—
(strike price $0.01/share, expires 9/4/13)	5/4/04	—
(strike price $0.14/share, expires 9/4/13)	9/9/03	—
(strike price $0.28/share, expires 9/4/13)	9/9/03	—
(strike price $0.01/share, expires 11/30/13)	1/16/04	—
(strike price $0.14/share, expires 11/30/13)	1/16/04	—
(strike price $0.28/share, expires 11/30/13)	1/16/04	—
(strike price $0.01/share, expires 4/21/14)	11/3/05	—
Coastal Venture Partners LP	6/7/96 - 6/22/00	133,958
Common Capital LP	2/15/01 - 4/29/08	453,190
Consensus Orthopedics, Inc.:
Common Stock	2/10/06	504,331
Series A-1, Preferred	8/19/05	4,417
Series B, Preferred	2/10/06	139,576
Series C, Preferred	2/10/06	120,342
Environmental Private Equity Fund II, Liquidating Trust	4/26/07	12,770

	ACQUISITION
	DATES	COST

First Analysis Private Equity Fund IV LP	2/25/02 - 5/08/09	690,660
GEEMF Partners LP	2/28/97	—
Global Environment Emerging Markets Fund LP	1/14/94 - 12/1/95	—
H2Gen Innovations, Inc.:
Common Stock	11/4/04	—
Common Warrants (strike price $1.00/share, expires 10/31/13)	11/4/04	—
Series A, Preferred	11/4/04	251,496
Series A, Preferred Warrants (strike price $1.00/share, expires 10/10/12)	11/4/04	—
Series B, Preferred	10/21/04 - 10/27/04	161,759
Series C, Preferred	6/1/06	52,886
Inflabloc Pharmaceuticals, Inc.	12/29/03	500,000
Infrastructure and Environmental Private Equity Fund III LP	4/16/97 - 2/12/01	328,443
KDM Development Corp., 2.409%, 6/30/09	12/31/07	704,489
Labrador Ventures III LP	8/11/98 - 4/2/01	360,875
Labrador Ventures IV LP	12/14/99 - 8/27/07	911,085
Milepost Ventures LP	5/27/98 - 4/23/02	500,000
Neighborhood Bancorp	6/25/97	100,000
New Markets Growth Fund LLC, LP	1/8/03 - 7/18/07	225,646
Plethora Technology, Inc.:
Common Warrants (strike price $0.01/share, expires 4/29/15)	5/19/05	75,360
Series A, Preferred	4/29/05 - 5/13/05	701,835
Series A, Preferred Warrants (strike price $0.85/share, expires 6/9/13)	6/8/06	—
Series A, Preferred Warrants (strike price $0.85/share, expires 9/6/13)	11/3/06	—
Plethora Technology, Inc., Note	6/8/06	150,000
Rose Smart Growth Investment Fund	4/10/06	1,000,000
Seventh Generation, Inc.	4/12/00 - 5/6/03	230,500
SMARTHINKING, Inc.:
Series 1-A, Convertible Preferred	4/22/03 - 5/27/05	159,398
Series 1-B, Convertible Preferred	6/10/03	250,000
Series 1-B, Preferred Warrants (strike price $0.01/share, expires 5/26/15)	5/27/05	—
Solstice Capital LP	6/26/01 - 6/17/08	384,644
Utah Ventures II LP	11/17/97 - 2/5/03	867,581
Venture Strategy Partners LP	8/21/98 - 2/26/03	206,057
Wild Planet Entertainment, Inc.:
Series B, Preferred	7/12/94	200,000
Series E, Preferred	4/9/98	180,725
Wind Harvest Co., Inc.	5/16/94	100,000

CALVERT SOCIAL INVESTMENT FUND BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2009

	PRINCIPAL
	AMOUNT	VALUE

ASSET-BACKED SECURITIES — 4.7%
ACLC Business Loan Receivables Trust, 0.969%, 10/15/21 (e)(r)	$165,024	$157,190
AmeriCredit Automobile Receivables Trust:
4.87%, 12/6/10	132,913	132,966
5.20%, 3/6/11	1,534,908	1,525,515
5.21%, 10/6/11	1,882,418	1,843,217
2.068%, 1/12/12 (r)	210,693	209,725
4.63%, 6/6/12	2,200,864	2,235,224
5.02%, 11/6/12	5,013,000	4,669,668
Banc of America Securities Auto Trust, 5.18%, 6/18/10	362,742	363,209
Capital Auto Receivables Asset Trust:
0.379%, 7/15/10 (r)	3,701,377	3,642,289
0.419%, 2/15/11 (r)	5,000,000	4,673,571
4.98%, 5/15/11	2,314,056	2,350,838
Community Reinvestment Revenue Notes, 5.90%, 6/1/31 (e)	2,000,000	1,999,744
Daimler Chrysler Auto Trust, 4.20%, 7/8/10	816,268	816,399
Enterprise Mortgage Acceptance Co. LLC, 6.969%, 1/15/27 (e)(r)	3,971,002	1,810,529
Ford Credit Auto Owner Trust, 5.16%, 11/15/10	3,841,000	3,860,429
Harley-Davidson Motorcycle Trust, 1.244%, 11/15/11 (r)	802,466	800,716
Household Automotive Trust:
5.61%, 8/17/11	537,017	540,578
5.28%, 9/17/11	3,370,266	3,399,152
Wachovia Auto Owner Trust, 5.38%, 3/20/13	3,155,073	3,119,827

Total Asset-Backed Securities (Cost $37,644,723)		38,150,786

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) — 2.2%
American Home Mortgage Assets, 0.504%, 12/25/46 (r)	8,245,182	3,264,538
Bear Stearns Asset Backed Securities Trust, STEP, 5.00% to 3/25/13, 5.50% thereafter to 1/25/34 (r)	3,910,218	3,458,593
Chase Funding Mortgage Loan, 4.045%, 5/25/33 (r)	826,155	795,110
Citicorp Mortgage Securities, Inc., 0.077%, 10/25/33 (r)	127,594,923	264,849
CS First Boston Mortgage Securities Corp., 4.665%, 12/25/33 (b)(r)	768,764	575,555
Impac CMB Trust:
0.584%, 5/25/35 (r)	2,888,660	1,287,312
0.634%, 8/25/35 (r)	874,363	347,288
MASTR Alternative Loans Trust, 6.25%, 7/25/36	3,767,321	1,875,488
Residential Accredit Loans, Inc., 6.00%, 12/25/35	1,791,785	1,325,838

	PRINCIPAL
	AMOUNT	VALUE

Residential Asset Securitization Trust, 6.25%, 11/25/36	2,001,956	1,147,392
Structured Asset Securities Corp., 5.00%, 6/25/35 (b)	3,618,992	2,687,740
Wells Fargo Mortgage Backed Securities Trust:
Class 1A10, 0.193%, 10/25/36	59,829,079	299,145
Class 1A9, 0.193%, 10/25/36	100,000,000	781,250

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $22,351,588)		18,110,098

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.9%
American Tower Trust, 0.509%, 4/15/37 (e)(r)	3,000,000	2,335,500
Banc of America Commercial Mortgage, Inc., 5.449%, 1/15/49	5,000,000	3,871,853
Cobalt CMBS Commercial Mortgage Trust, 5.74%, 8/15/12 (r)	7,000,000	6,110,404
Crown Castle Towers LLC:
4.643%, 6/15/35 (e)	4,000,000	3,896,011
5.245%, 11/15/36 (e)	4,000,000	4,053,912
GMAC Commercial Mortgage Asset Corp., 6.107%, 8/10/52 (e)	5,000,000	3,731,300

Total Commercial Mortgage-Backed Securities (Cost $27,355,925)		23,998,980

CORPORATE BONDS — 42.6%
AgFirst Farm Credit Bank:
8.393% to 12/15/11, floating rate thereafter to 12/15/16 (b)(r)	5,000,000	4,500,000
6.585% to 6/15/12, floating rate thereafter to 6/29/49 (e)(r)	6,000,000	3,668,172
7.30%, 10/14/49 (b)(e)	2,000,000	1,670,620
Alliance Mortgage Investments:
12.61%, 6/1/10 (b)(r)(x)*	481,681	—
15.36%, 12/1/10 (b)(r)(x)*	207,840	—
American Honda Finance Corp., 1.359%, 6/20/11 (e)(r)	5,000,000	4,855,994
American National Red Cross:
5.32%, 11/15/09	2,500,000	2,508,900
5.316%, 11/15/10	2,410,000	2,429,786
5.392%, 11/15/12	2,000,000	2,009,720
5.567%, 11/15/17	2,000,000	1,842,340
APL Ltd., 8.00%, 1/15/24	1,185,000	832,463
Atlantic Marine Corp. Communities LLC, 6.158%, 12/1/51 (e)	2,500,000	1,581,250
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (b)(e)(p)*	3,500,000	35,000
Aurora Military Housing LLC, 5.32%, 12/15/20 (e)	3,140,000	3,012,861
BAC Capital Trust XV, 1.468%, 6/1/56 (r)	21,150,000	10,677,258
Bayview Research Center Finance Trust, 6.33%, 1/15/37 (b)(e)	4,998,100	4,565,265
Bear Stearns Co.’s, Inc.:
0.903%, 9/9/09 (r)	6,280,000	6,274,193
5.30%, 10/30/15	4,083,000	4,089,647
Camp Pendleton & Quantico Housing LLC:
5.937%, 10/1/43 (e)	300,000	240,903
6.165%, 10/1/50 (b)(e)	1,000,000	635,000

	PRINCIPAL
	AMOUNT	VALUE

Capital One Bank, 8.80%, 7/15/19	2,500,000	2,542,294
Cardinal Health, Inc., 1.462%, 10/2/09 (r)	1,250,000	1,244,746
CC Holdings GS V LLC, 7.75%, 5/1/17 (e)	650,000	633,750
CIT Group, Inc.:
0.974%, 8/17/09 (r)	1,000,000	962,500
6.10% to 3/15/17, floating rate thereafter to 3/15/67 (b)(r)	2,725,000	1,033,565
Compass Bancshares, Inc., 1.749%, 10/9/09 (e)(r)	2,000,000	1,997,989
Countrywide Home Loans, Inc., 4.125%, 9/15/09	500,000	500,625
Credit Agricole SA, 6.637% to 5/31/17, floating rate thereafter to 5/29/49 (e)(r)	18,400,000	11,040,000
CVS Caremark Corp., 6.302% to 6/1/12, floating rate thereafter to 6/1/37 (r)	3,000,000	2,220,000
Dexia Credit Local, 1.263%, 9/23/11 (e)(r)	1,500,000	1,500,054
Dime Community Bancshares, Inc., 9.25%, 5/1/10 (e)	1,000,000	984,679
Discover Financial Services, 1.169%, 6/11/10 (r)	6,500,000	6,119,912
Enterprise Products Operating LP, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	16,305,000	12,024,937
Fort Knox Military Housing, 5.815%, 2/15/52 (e)	3,500,000	2,471,140
Glitnir Banki HF:
2.95%, 10/15/08 (b)(v)(y)	8,000,000	1,180,000
3.046%, 4/20/10 (aa)(e)(r)(y)	4,000,000	650,000
3.226%, 1/21/11 (cc)(e)(r)(y)	500,000	81,250
6.375%, 9/25/12 (e)(ee)(y)	2,000,000	325,000
6.693% to 6/15/11, floating rate thereafter to 6/15/16 (b)(e)(ff)(r)(y)	750,000	7,500
Goldman Sachs Group, Inc.:
1.43%, 7/23/09 (r)	1,920,000	1,918,176
1.206%, 11/9/11 (r)	6,000,000	6,061,350
1.201%, 9/29/14 (r)	1,000,000	874,657
Great River Energy:
5.829%, 7/1/17 (b)(e)	3,492,245	3,554,162
6.254%, 7/1/38 (b)(e)	5,500,000	4,831,750
Hewlett-Packard Co., 1.71%, 5/27/11 (r)	7,000,000	7,086,915
Home Depot, Inc., 0.749%, 12/16/09 (r)	5,000,000	4,980,584
Hospira, Inc., 1.078%, 3/30/10 (r)	5,000,000	4,951,285
HRPT Properties Trust, 1.224%, 3/16/11 (r)	6,500,000	5,645,384
Independence Community Bank Corp., 3.028%, 4/1/14 (r)	4,930,000	3,506,162
Irwin Land LLC, 4.51%, 12/15/15 (e)	2,245,000	2,090,679
John Deere Capital Corp.:
1.111%, 2/26/10 (r)	4,000,000	4,004,270
1.807%, 1/18/11 (r)	9,000,000	8,940,654
JPMorgan Chase & Co.:
7.00%, 11/15/09	4,000,000	4,067,866
1.601%, 1/22/10 (r)	3,000,000	3,003,659
0.859%, 6/15/12 (r)	4,300,000	4,348,216
0.854%, 12/26/12 (r)	10,000,000	10,097,870
JPMorgan Chase Capital XXIII, 1.883%, 5/15/47 (r)	2,000,000	1,019,786
Kaupthing Bank HF:
3.491%, 1/15/10 (e)(gg)(r)(y)	1,000,000	130,000
5.75%, 10/4/11 (e)(hh)(y)	7,000,000	910,000

	PRINCIPAL
	AMOUNT	VALUE

Koninklijke Philips Electronics NV, 1.798%, 3/11/11 (r)	8,000,000	8,020,869
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27 (e)	5,000,000	4,233,550
Lloyds Banking Group plc:
6.657% to 5/21/37, floating rate thereafter to 5/19/49 (b)(e)(r)	1,000,000	385,000
6.413% to 10/1/35, floating rate thereafter to 12/31/49 (e)(r)	1,650,000	594,000
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	2,942,000	25,743
8.30%, 12/1/37 (e)(m)*	3,500,000	30,625
M&I Marshall & Ilsley Bank, 0.916%, 12/4/12 (r)	1,000,000	695,230
MBNA Capital, Series B, 1.828%, 2/1/27 (r)	1,500,000	764,322
McGuire Air Force Base Military Housing Project, 5.611%, 9/15/51 (e)	1,500,000	1,027,905
Merrill Lynch & Co., Inc., 0.726%, 12/4/09 (r)	5,000,000	4,948,297
MetLife, Inc., 0.921%, 6/29/12 (r)	2,000,000	2,007,794
Mid-Atlantic Family Military Communities LLC, 5.24%, 8/1/50 (e)	1,250,000	810,938
Monumental Global Funding III, 1.283%, 8/17/09 (e)(r)	4,000,000	4,001,748
Nationwide Health Properties, Inc.:
6.50%, 7/15/11	2,500,000	2,510,954
6.90%, 10/1/37	1,300,000	1,287,413
Ohana Military Communities LLC:
5.675%, 10/1/26 (e)	5,580,000	4,960,341
6.00%, 10/1/51 (e)	8,000,000	6,093,040
OPTI Canada, Inc.:
7.875%, 12/15/14	1,000,000	650,000
8.25%, 12/15/14	1,000,000	662,500
Orkney Re II plc, Series B, 6.096%, 12/21/35 (b)(e)(r)(z)*	1,700,000	17,000
Pacific Beacon LLC, 5.628%, 7/15/51 (e)	2,750,000	1,864,913
Pacific Pilot Funding Ltd., 1.857%, 10/20/16 (e)(r)	953,672	703,301
Pedernales Electric Cooperative, 5.952%, 11/15/22 (e)	1,500,000	1,425,666
Pioneer Natural Resources Co.:
5.875%, 7/15/16	5,000,000	4,287,009
6.65%, 3/15/17	6,000,000	5,236,420
7.20%, 1/15/28	1,000,000	778,739
PNC Funding Corp., 1.42%, 4/1/12 (r)	2,000,000	2,017,440
Preferred Term Securities IX Ltd., 1.976%, 4/3/33 (e)(r)	742,071	296,828
ProLogis:
0.909%, 8/24/09 (b)(r)	10,000,000	9,900,000
6.625%, 5/15/18	2,450,000	1,929,137
Rabobank Nederland NV, 11.00% to 6/30/19, floating rate thereafter to 12/29/49 (e)(r)	400,000	445,068
Reed Elsevier Capital, Inc., 0.959%, 6/15/10 (r)	3,500,000	3,451,760
Rockies Express Pipeline LLC, 4.50%, 8/20/09 (e)(r)	3,000,000	2,991,943
Roper Industries, Inc., 6.625%, 8/15/13	5,000,000	5,086,039
Royal Bank of Scotland Group plc, 7.64% to 9/29/17, floating rate thereafter to 3/31/49 (r)	15,000,000	6,000,000
Salvation Army, 5.46%, 9/1/16	310,000	326,886
SLM Corp., 1.232%, 7/27/09 (r)	3,000,000	2,988,691
Southern Union Co., 6.089%, 2/16/10	2,000,000	2,003,380

	PRINCIPAL
	AMOUNT	VALUE

Sovereign Bank, 2.738%, 8/1/13 (r)	1,000,000	750,030
SPARCS Trust 99-1, STEP, 0.00% to 4/15/19, 7.697% thereafter to 10/15/97 (b)(e)(r)	1,000,000	146,230
State Street Bank and Trust Co., 0.829%, 9/15/11 (r)	5,000,000	4,984,898
Suncorp-Metway Ltd., 1.014%, 12/17/10 (e)(r)	10,000,000	10,000,382
SunTrust Bank:
6.375%, 4/1/11	5,000,000	5,112,072
0.863%, 5/21/12 (b)(r)	5,000,000	4,619,371
0.951%, 8/24/15 (b)(r)	1,000,000	720,000
Svenska Handelsbanken AB, 4.875%, 6/10/14 (e)	2,000,000	1,986,727
TIERS Trust, 8.45%, 12/1/17 (b)(e)(n)*	439,239	3,843
Time Warner Cable, Inc., 8.25%, 4/1/19	1,630,000	1,849,147
Toll Road Investors Partnership II LP, Zero Coupon:
2/15/18 (e)	3,000,000	1,726,429
2/15/28 (b)(e)	3,300,000	606,144
2/15/43 (b)(e)	44,500,000	6,417,345
2/15/45 (b)(e)	59,456,074	7,555,678
Wachovia Capital Trust III, 5.80% to 3/15/11, floating rate thereafter to 3/29/49 (r)	15,150,000	9,090,000
Wells Fargo & Co., 0.849%, 6/15/12 (r)	1,830,000	1,847,471
Wells Fargo Bank, 6.734%, 9/1/47 (e)	3,000,000	3,120,030
Weyerhaeuser Co., 1.61%, 9/24/09 (r)	7,000,000	6,917,458
Yara International ASA, 7.875%, 6/11/19 (e)	1,000,000	1,049,179

Total Corporate Bonds (Cost $413,043,113)		348,935,661

TAXABLE MUNICIPAL OBLIGATIONS — 14.2%
Adams-Friendship Area Wisconsin School District GO Bonds:
5.28%, 3/1/14	155,000	161,975
5.32%, 3/1/15	165,000	170,627
5.47%, 3/1/18	190,000	191,157
Alameda California Corridor Transportation Authority Revenue Bonds, Zero Coupon, 10/1/11	11,655,000	10,153,836
Anaheim California Redevelopment Agency Tax Allocation Bonds, 5.759%, 2/1/18	1,500,000	1,444,800
California Statewide Communities Development Authority Revenue Bonds:
Zero Coupon, 6/1/10	1,415,000	1,353,801
Zero Coupon, 6/1/12	1,530,000	1,284,588
Zero Coupon, 6/1/13	1,585,000	1,227,868
5.58%, 8/1/13	1,085,000	1,149,416
2004 Series A-2, Zero Coupon, 6/1/14	1,645,000	1,180,436
2006 Series A-2, Zero Coupon, 6/1/14	3,305,000	2,371,635
5.01%, 8/1/15	700,000	688,135
Zero Coupon, 6/1/19	2,910,000	1,369,941
Camarillo California Community Development Commission Tax Allocation Bonds, 5.78%, 9/1/26	970,000	690,145
Canyon Texas Regional Water Authority Revenue Bonds, 6.10%, 8/1/21	750,000	698,963

	PRINCIPAL
	AMOUNT	VALUE

College Park Georgia Revenue Bonds, 5.581%, 1/1/10	4,350,000	4,384,756
Cook County Illinois School District GO Bonds, Zero Coupon:
12/1/14	1,975,000	1,390,124
12/1/19	280,000	130,326
12/1/20	700,000	294,091
12/1/21	700,000	268,219
12/1/24	620,000	186,068
Dallas-Fort Worth Texas International Airport Facilities Improvement Corp.
Revenue Bonds, 6.60%, 11/1/12	1,635,000	1,646,968
Detroit Michigan GO Bonds, 5.15%, 4/1/25	2,500,000	1,298,950
Escondido California Joint Powers Financing Authority Lease Revenue Bonds, 5.53%, 9/1/18	1,250,000	1,182,725
Fairfield California PO Revenue Bonds, 5.22%, 6/1/20	845,000	754,002
Florida State First Governmental Financing Commission Revenue Bonds, 5.30%, 7/1/19	1,340,000	1,270,226
Georgetown University Washington DC Revenue Bonds, 7.22%, 4/1/19	2,990,000	3,331,249
Grant County Washington Public Utility District No. 2 Revenue Bonds, 5.17%, 1/1/15	895,000	898,401
Illinois State MFH Development Authority Revenue Bonds, 6.537%, 1/1/33	3,330,000	3,106,390
Inglewood California Pension Funding Revenue Bonds, 5.07%, 9/1/20	1,000,000	862,520
Jackson & Williamson Counties Illinois GO Bonds, Zero Coupon:
12/1/18	180,000	95,704
12/1/19	180,000	87,658
12/1/20	180,000	79,463
12/1/22	180,000	67,354
12/1/23	180,000	62,370
12/1/24	180,000	57,753
Johnson City Tennessee Public Building Authority Revenue Bonds, 6.20%, 9/1/21	2,295,000	2,156,703
Lancaster Pennsylvania Parking Authority Revenue Bonds, 5.76%, 12/1/17	630,000	609,588
Lawrence Township Indiana School District GO Bonds, 5.80%, 7/5/18	1,095,000	1,123,109
Long Beach California Bond Finance Authority Revenue Bonds:
4.66%, 8/1/15	1,535,000	1,279,668
4.90%, 8/1/17	1,715,000	1,377,711
Los Angeles California Community Redevelopment Agency Tax Allocation Bonds, 5.27%, 7/1/13	970,000	970,378
Malibu California Integrated Water Quality Improvement COPs, 5.64%, 7/1/21	1,160,000	1,086,920
Monrovia California Redevelopment Agency Tax Allocation Bonds, 5.30%, 5/1/17	1,160,000	1,093,323
Moreno Valley California Public Financing Authority Revenue Bonds, 5.549%, 5/1/27	1,500,000	1,193,370
Nekoosa Wisconsin School District GO Bonds, 5.74%, 4/1/16	400,000	379,680
Nevada State Department of Business & Industry Lease Revenue Bonds, 5.32%, 6/1/17	1,050,000	1,003,139
New Jersey State Economic Development Authority State Pension Funding
Revenue Bonds, Zero Coupon, 2/15/12	2,822,000	2,457,539
New York City IDA Revenue Bonds, 6.027%, 1/1/46	1,885,000	1,626,642
Oakland California PO Revenue Bonds, Zero Coupon, 12/15/20	1,490,000	614,253

	PRINCIPAL
	AMOUNT	VALUE

Oakland California Redevelopment Agency Tax Allocation Bonds:
5.263%, 9/1/16	1,625,000	1,574,966
5.383%, 9/1/16	5,565,000	5,406,509
5.411%, 9/1/21	2,270,000	1,924,892
Oceanside California PO Revenue Bonds, 5.04%, 8/15/17	1,000,000	869,890
Oregon State School Boards Association GO Bonds, Zero Coupon, 6/30/12	6,000,000	5,313,120
Palm Springs California Community Redevelopment Agency Tax Allocation Bonds, 6.411%, 9/1/34	3,355,000	2,828,064
Pennsylvania State Convention Center Authority Revenue Bonds, 4.97%, 9/1/11	6,000,000	6,111,480
Pierce County Washington Cascade Christian Schools Revenue Bonds, 7.65%, 12/1/09	170,000	164,050
Placer County California Redevelopment Agency Tax Allocation Bonds, 5.95%, 8/1/22	1,040,000	934,170
Pomona California Public Finance Authority Tax Allocation Bonds, 5.23%, 2/1/16	1,865,000	1,873,374
Redlands California PO Revenue Bonds, Zero Coupon:
8/1/18	120,000	61,619
8/1/19	135,000	63,307
8/1/20	145,000	61,477
8/1/21	160,000	61,664
Sacramento City California Financing Authority Tax Allocation Bonds, 5.54%, 12/1/20	1,000,000	791,870
San Bernardino California Joint Powers Financing Authority Tax Allocation Bonds, 5.625%, 5/1/16	1,000,000	927,930
San Diego California Redevelopment Agency Tax Allocation Bonds, 5.66%, 9/1/16	2,650,000	2,604,022
San Diego County California PO Revenue Bonds, Zero Coupon, 8/15/12	4,000,000	3,419,280
San Jose California Redevelopment Agency Tax Allocation Bonds, 5.10%, 8/1/20	2,555,000	2,152,434
Santa Fe Springs California Community Development Commission Tax Allocation Bonds, 5.35%, 9/1/18	2,500,000	2,332,950
Schenectady New York Metroplex Development Authority Revenue Bonds, 5.33%, 8/1/16	445,000	431,405
Secaucus New Jersey Municipal Utilities Authority Revenue Bonds, 4.20%, 12/1/10	1,235,000	1,272,803
Shawano-Gresham Wisconsin School District GO Bonds, 5.94%, 3/1/17	825,000	839,759
Sonoma County California PO Revenue Bonds, 6.625%, 6/1/13	2,025,000	2,154,033
Thorp Wisconsin School District GO Bonds, 6.15%, 4/1/26	560,000	541,766
Utah State Housing Corp. Military Housing Revenue Bonds, 5.392%, 7/1/50	2,000,000	1,525,420
Vacaville California Redevelopment Agency Housing Tax Allocation Bonds, 6.00%, 9/1/18	1,185,000	1,051,936
Virginia State Housing Development Authority Revenue Bonds, 6.32%, 8/1/19	3,255,000	3,585,220
West Contra Costa California Unified School District COPs:
4.71%, 1/1/11	455,000	458,281
4.76%, 1/1/12	475,000	475,333
4.82%, 1/1/13	500,000	488,680
Wilkes-Barre Pennsylvania GO Bonds, 5.33%, 11/15/20	1,655,000	1,458,320

Total Taxable Municipal Obligations (Cost $122,999,092)		116,324,687

	PRINCIPAL
	AMOUNT	VALUE

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES — 0.9%
Federal Home Loan Bank, 5.00%, 11/17/17	3,480,000	3,734,991
Freddie Mac, 4.125%, 7/12/10	3,000,000	3,109,229
U.S. Department of Housing and Urban Development, 3.44%, 8/1/11	500,000	521,251

Total U.S. Government Agencies And Instrumentalities (Cost $7,158,484)		7,365,471

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.1%
Government National Mortgage Association, 5.50%, 1/16/32	3,741,135	453,452

Total U.S. Government Agency Mortgage-Backed Securities (Cost $477,280)		453,452

SOVEREIGN GOVERNMENT BONDS — 2.2%
Province of Ontario Canada, 1.166%, 5/22/12 (r)	18,000,000	18,132,675

Total Sovereign Government Bonds (Cost $18,000,000)		18,132,675

HIGH SOCIAL IMPACT INVESTMENTS — 0.3%
Calvert Social Investment Foundation Notes, 3.00%, 7/1/09 (b)(i)(r)	2,087,392	2,078,625

Total High Social Impact Investments (Cost $2,087,392)		2,078,625

CERTIFICATES OF DEPOSIT — 1.2%
Deutsche Bank, 1.213%, 6/18/10 (r)	10,000,000	9,868,150

Total Certificates of Deposit (Cost $10,000,000)		9,868,150

TIME DEPOSIT — 27.8%
State Street Corp. Time Deposit, 0.01%, 7/1/09	228,139,000	228,139,000

Total Time Deposit (Cost $228,139,000)		228,139,000

	SHARES

EQUITY SECURITIES — 0.2%
Conseco, Inc.*	140,439	332,840
MFH Financial Trust I, Preferred (b)(e)	20,000	300,000
Woodbourne Capital:
Trust I, Preferred (b)(e)	625,000	331,250
Trust II, Preferred (b)(e)	625,000	331,250
Trust III, Preferred (b)(e)	625,000	331,250
Trust IV, Preferred (b)(e)	625,000	331,250

Total Equity Securities (Cost $7,060,015)		1,957,840

	SHARES

TOTAL INVESTMENTS (Cost $896,316,612) — 99.3%		813,515,425
Other assets and liabilities, net — 0.7%		5,682,734

NET ASSETS — 100%		$819,198,159

			UNDERLYING
			FACE	UNREALIZED
	# OF	EXPIRATION	AMOUNT AT	APPRECIATION
FUTURES	CONTRACTS	DATE	VALUE	(DEPRECIATION)

Purchased:
10 Year U.S. Treasury Notes	1,478	9/09	$171,840,594	$2,467,994
30 Year U.S. Treasury Bonds	241	9/09	28,524,609	715,847

Total Purchased				$3,183,841

Sold:
2 Year U.S. Treasury Notes	997	9/09	$215,570,094	$374,054
5 Year U.S. Treasury Notes	121	9/09	13,880,969	210,863

Total Sold				$584,917

(b)	This security was valued by the Board of Trustees. See Note A.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(i)	Restricted securities represent 0.3% of the net assets of the Portfolio.

(m)	The Illinois Insurance Department prohibited Lumbermens from making interest payments. This security is no longer accruing interest.

(n)	The Illinois Insurance Department prohibited Lumbermens from making interest payments. This TIERS security is based on interest payments from Lumbermens. This security is no longer accruing interest.

(p)	The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments. This security is no longer accruing interest.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(v)	Glitnir Banki HF Bonds due 10/15/08 are in default for principal and interest. During the period, $56,390 of interest was written off.

(x)	Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

(y)	The government of Iceland took control of Glitnir Bank HF and Kaupthing Bank HF (the “Banks”) on October 8, 2008 and October 9, 2008, respectively. The government has prohibited the Banks from paying any claims owed to foreign entities. As of October

(z)	Orkney Re II plc is in default and no longer accruing interest. During the period, $20,727 of interest was written off.

(aa)	Glitnir Banki HF Bonds due 4/20/10 are in default for interest. During the period, $27,078 of interest was written off.

(cc)	Glitnir Banki HF Bonds due 1/21/11 are in default for interest. During the period, $10,754 of interest was written off.

(ee)	Glitnir Banki HF Bonds due 9/25/12 are in default for interest. During the period, $4,958 of interest was written off.

(ff)	Glitnir Banki HF Bonds due 6/15/16 are in default for interest. During the period, $15,896 of interest was written off.

(gg)	Kaupthing Bank HF Bonds due 1/15/10 are in default for interest. During the period, $8,339 of interest was written off.

(hh)	Kaupthing Bank HF Bonds due 10/4/11 are in default for interest. During the period, $5,590 of interest was written off.

*	Non-income producing security.
Abbreviations:
COPs: Certificates of Participation
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
MFH: Multi-Family Housing
PO: Pension Obligation
STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

	ACQUISITION
	DATES	COST

Restricted Securities
Calvert Social Investment Foundation Notes, 3.00%, 7/1/09	7/3/06	$2,087,392
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
CALVERT SOCIAL INVESTMENT FUND EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2009

	SHARES	VALUE

EQUITY SECURITIES — 96.5%
Air Freight & Logistics — 2.7%
C.H. Robinson Worldwide, Inc.	252,800	$13,183,520
United Parcel Service, Inc., Class B	254,300	12,712,457

		25,895,977

Biotechnology — 1.7%
Genzyme Corp.*	286,800	15,966,156

	SHARES	VALUE

Capital Markets — 8.3%
Bank of New York Mellon Corp.	700,000	20,517,000
Charles Schwab Corp.	782,200	13,719,788
Goldman Sachs Group, Inc.	120,600	17,781,264
SEI Investments Co.	1,060,000	19,122,400
T. Rowe Price Group, Inc.	199,000	8,292,330

		79,432,782

Chemicals — 4.5%
Air Products & Chemicals, Inc.	350,000	22,606,500
Ecolab, Inc.	535,700	20,886,943

		43,493,443

Commercial Banks — 2.1%
SunTrust Banks, Inc.	510,000	8,389,500
Wells Fargo & Co.	338,500	8,212,010
Zions Bancorporation	337,000	3,895,720

		20,497,230

Communications Equipment — 7.6%
Cisco Systems, Inc.*	1,588,500	29,609,640
Nokia Oyj (ADR)	914,200	13,329,036
QUALCOMM, Inc.	666,000	30,103,200

		73,041,876

Computers & Peripherals — 8.7%
Apple, Inc.*	295,000	42,016,850
Hewlett-Packard Co.	1,079,300	41,714,945

		83,731,795

Electrical Equipment — 0.8%
Emerson Electric Co.	235,000	7,614,000

Energy Equipment & Services — 2.7%
FMC Technologies, Inc.*	391,500	14,712,570
Smith International, Inc.	431,000	11,098,250

		25,810,820

Food & Staples Retailing — 7.1%
Costco Wholesale Corp.	194,500	8,888,650
CVS Caremark Corp.	1,274,600	40,621,502
Sysco Corp.	830,000	18,658,400

		68,168,552

Gas Utilities — 2.2%
Questar Corp.	668,000	20,748,080

	SHARES	VALUE

Health Care Equipment & Supplies — 11.3%
DENTSPLY International, Inc.	569,000	17,365,880
Intuitive Surgical, Inc.*	59,600	9,754,136
Medtronic, Inc.	533,000	18,596,370
St. Jude Medical, Inc.*	488,000	20,056,800
Stryker Corp.	774,500	30,778,630
Varian Medical Systems, Inc.*	338,600	11,898,404

		108,450,220

Health Care Providers & Services — 2.2%
Laboratory Corp. of America Holdings*	308,600	20,919,994

Household Products — 2.7%
Colgate-Palmolive Co.	68,100	4,817,394
Procter & Gamble Co.	413,400	21,124,740

		25,942,134

Insurance — 2.5%
Aflac, Inc.	778,000	24,188,020

Internet Software & Services — 3.6%
Google, Inc.*	83,100	35,034,129

Machinery — 2.5%
Danaher Corp.	286,700	17,700,858
Deere & Co.	154,000	6,152,300

		23,853,158

Media — 2.0%
Omnicom Group, Inc.	614,300	19,399,594

Multiline Retail — 4.1%
Kohl’s Corp.*	477,100	20,396,025
Target Corp.	492,000	19,419,240

		39,815,265

Oil, Gas & Consumable Fuels — 2.2%
EOG Resources, Inc. (t)	306,000	20,783,520

Pharmaceuticals — 2.9%
Novartis AG (ADR)	673,800	27,484,302

	SHARES	VALUE

Semiconductors & Semiconductor Equipment — 3.2%
Intel Corp.	1,473,600	24,388,080
Linear Technology Corp.	268,900	6,278,815

		30,666,895

Software — 3.0%
Microsoft Corp.	1,233,500	29,320,295

Specialty Retail — 4.6%
Lowe’s Co.’s, Inc.	464,600	9,017,886
Staples, Inc.	1,737,000	35,035,290

		44,053,176

Trading Companies & Distributors — 0.5%
Fastenal Co.	142,000	4,710,140

Venture Capital — 0.8%
20/20 Gene Systems, Inc.:
Common Stock (b)(i)*	43,397	25,604
Warrants (strike price $.01/share, expires 8/27/13) (b)(i)*	30,000	17,400
Chesapeake PERL, Inc.:
Series A-2, Preferred (b)(i)*	240,000	3,000
Series A-2, Preferred Warrants (strike price $1.25/share, expires 7/31/09) (b)(i)*	75,000	—
Series A-2, Preferred Warrants (strike price $1.25/share, expires 12/27/10) (b)(i)*	45,000	—
Cylex, Inc.:
Common Stock (b)(i)*	285,706	—
Series B, Preferred (b)(i)*	1,134,830	—
Series C-1, Preferred (b)(i)*	2,542,915	831,495
Digital Directions International, Inc. (b)(i)*	50,000	35,000
Global Resource Options, Inc.:
Series A, Preferred (a)(b)(i)*	750,000	2,518,275
Series B, Preferred (a)(b)(i)*	244,371	820,525
Series C, Preferred (a)(b)(i)*	297,823	1,000,000
H2Gen Innovations, Inc.:
Common Stock (b)(i)*	2,077	—
Common Warrants (strike price $1.00/share, expires 10/31/13) (b)(i)*	27,025	—
Series A, Preferred (b)(i)*	69,033	17,949
Series A, Preferred Warrants (strike price $1.00/share, expires 10/10/12) (b)(i)*	1,104	—
Series B, Preferred (b)(i)*	161,759	42,057
Series C, Preferred (b)(i)*	36,984	9,616
Marrone Organic Innovations:
Series A, Preferred (b)(i)*	240,761	371,947
Series B, Preferred (b)(i)*	181,244	280,000

	SHARES	VALUE

NeoDiagnostix, Inc.:
Series AE, Convertible Preferred (a)(b)(i)*	300,000	300,000
Series AE, Convertible Preferred Warrants (strike price $1.10/share, expires 9/10/18) (a)(b)(i)*	300,000	—
New Day Farms, Inc., Series B, Preferred (a)(b)(i)*	4,547,804	72,037
ShoreBank Corp.:
Non-Voting Common Stock (b)(i)*	67	502,500
Voting Common Stock (b)(i)*	66	495,000
Sword Diagnostics, Series B, Preferred (b)(i)*	640,697	250,000

		7,592,405

Total Equity Securities (Cost $965,544,128)		926,613,958

	ADJUSTED BASIS

LIMITED PARTNERSHIP INTEREST — 0.1%
China Environment Fund 2004 LLC (b)(i)*	$441	226,362
New Markets Venture Partners II LLC (b)(i)*	50,000	42,176
SEAF India International Growth Fund LLC (b)(i)*	473,932	455,433
Sustainable Jobs Fund II (b)(i)*	375,000	281,345

Total Limited Partnership Interest (Cost $899,373)		1,005,316

	PRINCIPAL
	AMOUNT

VENTURE CAPITAL DEBT OBLIGATIONS — 0.1%
Digital Directions International, Inc., 8.00%, 10/18/09 (b)(i)	$500,000	500,000
NeoDiagnostix, Inc., Series B, 10.00%, 12/31/09 (b)(i)	172,815	172,815

Total Venture Capital Debt Obligations (Cost $672,815)		672,815

HIGH SOCIAL IMPACT INVESTMENTS — 0.8%
Calvert Social Investment Foundation Notes, 3.00%, 7/1/09 (b)(i)(r)	7,583,877	7,552,025

Total High Social Impact Investments (Cost $7,583,877)		7,552,025

TIME DEPOSIT — 2.4%
State Street Corp. Time Deposit, 0.01%, 7/1/09	23,143,000	23,143,000

Total Time Deposit (Cost $23,143,000)		23,143,000

TOTAL INVESTMENTS (Cost $997,843,193) — 99.9%		958,987,114
Other assets and liabilities, net — 0.1%		1,145,603

NET ASSETS — 100%		$960,132,717

(a)	Affiliated company.

(b)	This security was valued by the Board of Trustees. See Note A.

(i)	Restricted securities represent 1.8% of the net assets of the Portfolio.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(t)	45,000 shares of EOG Resources, Inc. held by the Equity Portfolio have been soft segregated in order to cover outstanding commitments to certain limited partnership investments within the Portfolio. There are no restrictions on the trading of this security.

*	Non-income producing security.
Abbreviations:
ADR: American Depositary Receipt
LLC: Limited Liability Corporation

	ACQUISITION
	DATES	COST

Restricted Securities
20/20 Gene Systems, Inc.:
Common Stock	8/1/08	$151,890
Warrants (strike price $.01/share, expires 8/27/13)	8/29/03	14,700
Calvert Social Investment Foundation Notes, 3.00%, 7/1/09	7/3/06	7,583,877
Chesapeake PERL, Inc.:
Series A-2, Preferred	7/30/04 - 9/8/06	300,000
Series A-2, Preferred Warrants (strike price $1.25/share, expires 7/31/09)	12/22/06	—
Series A-2, Preferred Warrants (strike price $1.25/share, expires 12/27/10)	12/22/06	—
China Environment Fund 2004 LLC LP	9/15/05 - 4/1/2009	441
Cylex, Inc.:
Common Stock	11/30/06	16,382
Series B, Preferred	11/30/06	547,525
Series C-1, Preferred	11/22/06	471,342
Digital Directions International, Inc.:
Common Stock	7/2/08	75,000
8.00%, 10/18/09	10/18/06	500,000
Global Resource Options, Inc.:
Series A, Preferred	9/18/06	750,000
Series B, Preferred	12/5/07	750,000
Series C, Preferred	2/13/09	1,000,000
H2Gen Innovations, Inc.:
Common Stock	11/4/04	—
Common Warrants (strike price $1.00/share, expires 10/31/13)	11/4/04	—

	ACQUISITION
	DATES	COST

Series A, Preferred	11/4/04	251,496
Series A, Preferred Warrants (strike price $1.00/share, expires 10/10/12)	11/4/04	—
Series B, Preferred	10/21/04-10/27/04	161,759
Series C, Preferred	6/1/06	52,886
Marrone Organic Innovations, Inc.:
Series A, Preferred	4/25/07	200,000
Series B, Preferred	8/28/08	280,000
NeoDiagnostix, Inc.:
Series AE, Convertible Preferred	9/9/08	300,000
Series AE, Convertible Preferred Warrants (strike price $1.10/share, expires 9/10/18)	9/23/08	—
Series B, 10.00%, 12/31/09	3/11/09	172,815
New Day Farms, Inc., Series B, Preferred	3/12/09	500,000
New Markets Venture Partners II LLC, LP	7/21/08	50,000
SEAF India International Growth Fund LLC, LP	3/22/05 - 5/8/09	473,932
ShoreBank Corp.:
Non-Voting Common Stock	6/26/08	502,500
Voting Common Stock	6/26/08	495,000
Sustainable Jobs Fund II LP	2/14/06-11/13/08	375,000
Sword Diagnostics, Series B, Preferred	12/26/06	250,000
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
CALVERT SOCIAL INVESTMENT FUND ENHANCED EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2009

	SHARES	VALUE

EQUITY SECURITIES — 99.2%

Aerospace & Defense — 0.4%
Rockwell Collins, Inc.	6,320	$263,734

Air Freight & Logistics — 0.7%
FedEx Corp.	8,190	455,528

Auto Components — 0.1%
Magna International, Inc.	1,840	77,722

Beverages — 0.4%
Dr Pepper Snapple Group, Inc.*	8,240	174,605
Hansen Natural Corp.*	2,280	70,270

		244,875

	SHARES	VALUE

Biotechnology — 2.2%
Amgen, Inc.*	19,523	1,033,548
Biogen Idec, Inc.*	7,010	316,501
Isis Pharmaceuticals, Inc.*	1,800	29,700

		1,379,749

Building Products — 0.2%
Masco Corp.	15,230	145,903

Capital Markets — 3.0%
BlackRock, Inc.	1,860	326,281
Franklin Resources, Inc.	5,900	424,859
Goldman Sachs Group, Inc.	6,737	993,303
Jefferies Group, Inc.*	3,120	66,550
optionsXpress Holdings, Inc.	610	9,473
State Street Corp.	1,450	68,440

		1,888,906

Chemicals — 2.5%
Air Products & Chemicals, Inc.	3,270	211,209
Airgas, Inc.	2,330	94,435
Ecolab, Inc.	230	8,968
H.B. Fuller Co.	1,480	27,780
International Flavors & Fragrances, Inc.	5,010	163,927
Praxair, Inc.	10,008	711,268
Sigma-Aldrich Corp.	6,510	322,636

		1,540,223

Commercial Banks — 3.8%
BB&T Corp.	15,560	342,009
Comerica, Inc.	8,130	171,949
Commerce Bancshares, Inc.	4,950	157,559
Park National Corp.	1,030	58,174
PNC Financial Services Group, Inc.	8,120	315,137
Regions Financial Corp.	31,670	127,947
Trustmark Corp.	3,790	73,223
Wells Fargo & Co.	46,258	1,122,219

		2,368,217

Commercial Services & Supplies — 0.6%
Avery Dennison Corp.	7,097	182,251
Covanta Holding Corp.*	7,380	125,165
Deluxe Corp.	4,740	60,719

		368,135

	SHARES	VALUE

Communications Equipment — 2.7%
Cisco Systems, Inc.*	62,492	1,164,851
Juniper Networks, Inc.*	340	8,024
QUALCOMM, Inc.	10,538	476,317

		1,649,192

Computers & Peripherals — 6.8%
Apple, Inc.*	7,107	1,012,250
EMC Corp.*	30,300	396,930
Hewlett-Packard Co.	28,080	1,085,292
International Business Machines Corp.	14,443	1,508,138
NetApp, Inc.*	2,370	46,736
QLogic Corp.*	630	7,988
Teradata Corp.*	2,520	59,044
Western Digital Corp.*	4,796	127,094

		4,243,472

Construction & Engineering — 0.0%
EMCOR Group, Inc.*	368	7,404

Consumer Finance — 0.7%
American Express Co.	8,850	205,674
AmeriCredit Corp.*	7,490	101,490
Capital One Financial Corp.	290	6,345
Nelnet, Inc.*	7,120	96,761

		410,270

Containers & Packaging — 0.4%
Bemis Co., Inc.	5,620	141,624
Sealed Air Corp.	4,332	79,925

		221,549

Distributors — 0.2%
Genuine Parts Co.	3,100	104,036

Diversified Consumer Services — 0.0%
Weight Watchers International, Inc.	90	2,319

Diversified Financial Services — 3.2%
CME Group, Inc.	690	214,666
JPMorgan Chase & Co.	52,474	1,789,888

		2,004,554

	SHARES	VALUE

Diversified Telecommunication Services — 3.3%
AT&T, Inc.	64,198	1,594,678
BCE, Inc.	12,600	260,316
Embarq Corp.	2,100	88,326
tw telecom, Inc.*	10,530	108,143

		2,051,463

Electric Utilities — 0.7%
Cleco Corp.	5,390	120,844
IDACORP, Inc.	4,640	121,290
Unisource Energy Corp.	7,560	200,642

		442,776

Electrical Equipment — 1.9%
Brady Corp.	9,760	245,171
Cooper Industries Ltd.	4,080	126,684
Emerson Electric Co.	21,372	692,453
General Cable Technologies Corp.*	2,526	94,927

		1,159,235

Electronic Equipment & Instruments — 0.7%
Arrow Electronics, Inc.*	4,200	89,208
Avnet, Inc.*	3,480	73,185
Benchmark Electronics, Inc.*	4,370	62,928
Corning, Inc.	6,023	96,729
Jabil Circuit, Inc.	13,860	102,841

		424,891

Energy Equipment & Services — 1.5%
Cal Dive International, Inc.*	6,680	57,649
Dril-Quip, Inc.*	700	26,670
Exterran Holdings, Inc.*	8,680	139,227
FMC Technologies, Inc.*	6,550	246,149
Key Energy Services, Inc.*	2,840	16,358
SEACOR Holdings, Inc.*	2,108	158,606
Tidewater, Inc.	6,483	277,926

		922,585

	SHARES	VALUE

Food & Staples Retailing — 1.3%
BJ’s Wholesale Club, Inc.*	3,410	109,904
CVS Caremark Corp.	6,150	196,001
Ruddick Corp.	6,620	155,107
United Natural Foods, Inc.*	2,360	61,950
Walgreen Co.	1,350	39,690
Weis Markets, Inc.	3,560	119,331
Whole Foods Market, Inc.	8,090	153,548

		835,531

Food Products — 3.3%
Campbell Soup Co.	21,340	627,823
Corn Products International, Inc.	8,900	238,431
Del Monte Foods Co.	20,690	194,072
General Mills, Inc.	2,754	154,279
J&J Snack Foods Corp.	640	22,976
Kellogg Co.	14,629	681,273
Lancaster Colony Corp.	1,520	66,986
TreeHouse Foods, Inc.*	2,570	73,939

		2,059,779

Gas Utilities — 1.3%
AGL Resources, Inc.	3,520	111,936
Energen Corp.	2,680	106,932
Oneok, Inc.	11,970	352,995
Piedmont Natural Gas Co., Inc.	1,090	26,280
Questar Corp.	6,058	188,161
WGL Holdings, Inc.	1,190	38,104

		824,408

Health Care Equipment & Supplies — 2.4%
Becton Dickinson & Co.	9,870	703,830
Gen-Probe, Inc.*	420	18,052
Hospira, Inc.*	7,010	270,025
ResMed, Inc.*	3,440	140,111
St. Jude Medical, Inc.*	9,020	370,722
Thoratec Corp.*	230	6,159

		1,508,899

Health Care Providers & Services — 3.1%
AmerisourceBergen Corp.	8,550	151,677
Centene Corp.*	1,320	26,374
CIGNA Corp.	13,557	326,588
Coventry Health Care, Inc.*	12,910	241,546
Express Scripts, Inc.*	5,258	361,487
Health Net, Inc.*	10,130	157,521

	SHARES	VALUE

Healthspring, Inc.*	6,080	66,029
Henry Schein, Inc.*	2,130	102,134
Laboratory Corp. of America Holdings*	2,411	163,442
Lincare Holdings, Inc.*	1,340	31,517
Quest Diagnostics, Inc.	4,810	271,428

		1,899,743

Health Care Technology — 0.3%
HLTH Corp.*	7,970	104,407
IMS Health, Inc.	8,080	102,616

		207,023

Hotels, Restaurants & Leisure — 1.1%
Brinker International, Inc.	15,210	259,026
CEC Entertainment, Inc.*	4,700	138,556
Cheesecake Factory, Inc.*	9,880	170,924
Chipotle Mexican Grill, Inc.*	650	52,000
Panera Bread Co.*	1,100	54,846

		675,352

Household Durables — 1.7%
D.R. Horton, Inc.	25,300	236,808
Garmin Ltd.	9,650	229,863
KB Home	16,360	223,805
Pulte Homes, Inc.	14,800	130,684
Ryland Group, Inc.	13,490	226,092

		1,047,252

Household Products — 3.1%
Church & Dwight Co., Inc.	2,950	160,214
Clorox Co.	4,400	245,652
Colgate-Palmolive Co.	11,405	806,790
Kimberly-Clark Corp.	14,011	734,597

		1,947,253

Industrial Conglomerates — 2.1%
3M Co.	15,036	903,664
Carlisle Co.’s, Inc.	1,430	34,377
Koninklijke Philips Electronics NV	19,010	350,164

		1,288,205

Insurance — 3.4%
AEGON NV	56,910	350,566
American Financial Group, Inc.	12,810	276,440
AON Corp.	7,540	285,540
Aspen Insurance Holdings Ltd.	1,710	38,201

	SHARES	VALUE

Brown & Brown, Inc.	4,440	88,489
Chubb Corp.	16,485	657,422
Delphi Financial Group, Inc.	8,790	170,790
Erie Indemnity Co.	1,750	62,580
Fidelity National Financial, Inc.	396	5,358
First American Corp.	2,540	65,811
HCC Insurance Holdings, Inc.	3,133	75,223
Travelers Co.’s, Inc.	545	22,367

		2,098,787

Internet & Catalog Retail — 0.7%
Amazon.com, Inc.*	5,040	421,646

Internet Software & Services — 0.3%
Earthlink, Inc.*	13,030	96,553
ValueClick, Inc.*	7,910	83,213

		179,766

IT Services — 2.8%
Automatic Data Processing, Inc.	18,250	646,780
Broadridge Financial Solutions, Inc.	7,620	126,340
Convergys Corp.*	4,440	41,203
DST Systems, Inc.*	3,830	141,519
Fiserv, Inc.*	1,750	79,975
Hewitt Associates, Inc.*	1,465	43,628
NeuStar, Inc.*	3,040	67,366
Paychex, Inc.	7,820	197,064
TeleTech Holdings, Inc.*	6,360	96,354
Western Union Co.	18,628	305,499

		1,745,728

Leisure Equipment & Products — 0.0%
Polaris Industries, Inc.	390	12,527

Life Sciences — Tools & Services — 0.6%
Bruker Corp.*	4,280	39,633
Millipore Corp.*	1,690	118,655
Waters Corp.*	3,650	187,865

		346,153

	SHARES	VALUE

Machinery — 2.2%
Danaher Corp.	9,790	604,434
Dover Corp.	4,110	136,000
Illinois Tool Works, Inc.	8,600	321,124
Pall Corp.	9,930	263,741
SPX Corp.	1,270	62,192

		1,387,491

Media — 2.8%
DISH Network Corp.*	1,959	31,755
Gannett Co., Inc.	33,480	119,524
Liberty Global, Inc.*	6,860	109,005
Meredith Corp.	140	3,577
Omnicom Group, Inc.	9,620	303,800
Regal Entertainment Group	1,590	21,131
Scripps Networks Interactive, Inc.	6,270	174,494
Time Warner Cable, Inc.	4,557	144,320
Time Warner, Inc.	33,366	840,490
Viacom, Inc., Class B*	404	9,171

		1,757,267

Metals & Mining — 0.7%
Compass Minerals International, Inc.	961	52,769
Schnitzer Steel Industries, Inc.	4,090	216,197
Worthington Industries, Inc.	11,900	152,201

		421,167

Multiline Retail — 1.2%
Big Lots, Inc.*	1,010	21,240
Kohl’s Corp.*	2,978	127,310
Nordstrom, Inc.	730	14,520
Target Corp.	14,490	571,920

		734,990

Multi-Utilities — 2.2%
Consolidated Edison, Inc.	15,372	575,220
MDU Resources Group, Inc.	8,389	159,139
NiSource, Inc.	20,694	241,292
OGE Energy Corp.	13,518	382,830

		1,358,481

Oil, Gas & Consumable Fuels — 8.2%
Bill Barrett Corp.*	7,496	205,840
Comstock Resources, Inc.*	7,338	242,521
EnCana Corp.	13,360	660,919
Pioneer Natural Resources Co.	15,980	407,490

	SHARES	VALUE

Plains Exploration & Production Co.*	7,750	212,040
Range Resources Corp.	8,090	335,007
Southern Union Co.	33,150	609,628
Southwestern Energy Co.*	13,780	535,353
Spectra Energy Corp.	16,898	285,914
Talisman Energy, Inc.	36,650	523,729
Whiting Petroleum Corp.*	4,830	169,823
World Fuel Services Corp.	5,516	227,425
XTO Energy, Inc.	18,156	692,470

		5,108,159

Paper & Forest Products — 0.1%
Domtar Corp.*	2,710	44,932

Personal Products — 0.5%
Estee Lauder Co.’s, Inc.	10,170	332,254

Pharmaceuticals — 6.8%
Bristol-Myers Squibb Co.	41,631	845,526
Endo Pharmaceuticals Holdings, Inc.*	3,201	57,362
Forest Laboratories, Inc.*	18,600	467,046
GlaxoSmithKline plc (ADR)	22,410	791,969
Johnson & Johnson	36,300	2,061,840
Medicines Co.*	3,250	27,268

		4,251,011

Professional Services — 0.1%
Administaff, Inc.	1,790	41,653
Watson Wyatt Worldwide, Inc.	30	1,126

		42,779

Real Estate Investment Trusts — 0.0%
Macerich Co.	18	317

Road & Rail — 0.2%
Ryder System, Inc.	5,220	145,742

Semiconductors & Semiconductor Equipment — 2.3%
Cypress Semiconductor Corp.*	9,390	86,388
Novellus Systems, Inc.*	8,870	148,129
Tessera Technologies, Inc.*	1,160	29,336
Texas Instruments, Inc.	52,290	1,113,777
Xilinx, Inc.	1,590	32,532

		1,410,162

	SHARES	VALUE

Software — 3.1%
CA, Inc.	3,640	63,445
Microsoft Corp.	77,479	1,841,676

		1,905,121

Specialty Retail — 3.8%
Best Buy Co., Inc.	3,783	126,693
Gap, Inc.	10,013	164,213
Home Depot, Inc.	27,588	651,905
Limited Brands, Inc.	16,530	197,864
Lowe’s Co.’s, Inc.	21,720	421,585
Office Depot, Inc.*	21,680	98,861
Penske Auto Group, Inc.	5,660	94,182
PetSmart, Inc.	3,120	66,955
RadioShack Corp.	6,470	90,321
Ross Stores, Inc.	2,150	82,990
Sally Beauty Holdings, Inc.*	2,830	17,999
TJX Co.’s, Inc.	11,361	357,417

		2,370,985

Textiles, Apparel & Luxury Goods — 0.1%
Timberland Co.*	3,950	52,417

Thrifts & Mortgage Finance — 0.6%
Hudson City Bancorp, Inc.	20,810	276,565
People’s United Financial, Inc.	4,980	74,899

		351,464

Trading Companies & Distributors — 0.1%
Beacon Roofing Supply, Inc.*	5,400	78,084

Wireless Telecommunication Services — 0.7%
MetroPCS Communications, Inc.*	10,780	143,482
NII Holdings, Inc.*	14,780	281,855
		425,337

Total Equity Securities (Cost $62,121,526)		61,652,950

	PRINCIPAL
	AMOUNT

TIME DEPOSIT — 0.8%
State Street Corp. Time Deposit, 0.01%, 7/1/09	$507,000	507,000

Total Time Deposit (Cost $507,000)		507,000

	PRINCIPAL
	AMOUNT

TOTAL INVESTMENTS (Cost $62,628,526) — 100.0%		62,159,950
Other assets and liabilities, net — 0.0%		11,537

NET ASSETS — 100%		$62,171,487

*	Non-income producing security.
Abbreviations:
ADR: American Depositary Receipt
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: The Calvert Social Investment Fund (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with eight separate portfolios, five of which are reported herein: Money Market, Balanced, Bond, Equity, and Enhanced Equity. Money Market, Balanced, Equity and Enhanced Equity are registered as diversified portfolios. Bond is registered as a non-diversified portfolio. The operations of each series are accounted for separately. Money Market shares are sold without a sales charge. Balanced, Bond, Equity, and Enhanced Equity have Class A, Class B, Class C, and Class I shares. Effective October 31, 2008, Bond and Equity began to offer Class Y shares. Class A shares are sold with a maximum front-end sales charge of 4.75% (3.75% for Bond). Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund’s Distributor to offer Class Y shares. Class Y shares have no front-end or deferred sales charge. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges and (c) class-specific voting rights.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Short-term notes are stated at amortized cost, which approximates fair value. Municipal securities are valued utilizing a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Foreign securities are valued based on quotations from the principle market in which such securities are normally traded. If events occur after the close of the principle market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. All securities held by Money Market are valued at amortized cost which approximates fair value in accordance with Rule 2a-7 of the Investment Company Act of 1940. The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Trustees.
In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.
The following securities were fair valued in good faith under the direction of the Board of Trustees as of June 30, 2009:

		% of Net
	Total Investments	Assets

Balanced	$29,744,540	7.3%
Bond	59,350,393	7.2%
Equity	16,822,561	1.8%

Effective October 1, 2008, the Fund adopted Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments and requires additional disclosures about fair value measurements.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For additional information on the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent prospectus.
The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

Money Market	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total

U.S. government obligations	—	$61,734,952	—	$61,734,952
Other debt obligations	—	1,062,683	—	1,062,683
Municipal obligations	—	4,125,000	—	4,125,000
Variable rate demand notes	—	118,017,000	—	118,017,000

TOTAL	—	$184,939,635	—	$184,939,635

Balanced	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total

Equity securities*	$240,006,663	—	$8,029,683	$248,036,346
Limited partnership interest	—	—	2,866,494	2,866,494
Asset backed securities	—	$2,442,725	—	2,442,725
Collateralized mortgage-backed obligations	—	1,906,679	—	1,906,679
Commercial mortgage-backed securities	—	9,481,390	—	9,481,390
Corporate debt	—	58,953,245	11,329,148	70,282,393
Municipal obligations	—	33,190,884		33,190,884
U.S. government obligations	—	485,851	—	485,851
Other debt obligations	—	28,516,815	7,519,215	36,036,030

TOTAL	$240,006,663	$134,977,589	$29,744,540	$404,728,792

Other financial instruments**	$806,843	—	—	$806,843

*	For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

**	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

		Limited
	Equity	Partnership	Corporate	Other Debt
Balanced	Securities	Interest	Debt	Obligations	Total

Balance as of 9/30/08	$10,130,266	$3,394,467	$9,847,627	$7,406,921	$30,779,281
Accrued discounts/premiums	—	—	203,833	(13,106)	190,727
Realized gain (loss)	(416,511)	—	(427)	349	(416,589)
Change in unrealized appreciation (depreciation)	(1,084,072)	(542,807)	(4,427,341)	125,051	(5,929,169)
Net purchases (sales)	(600,000)	14,834	3,259,941	—	2,674,775
Transfers in and/ or out of Level 3	—	—	2,445,515	—	2,445,515

Balance as of 6/30/09	$8,029,683	$2,866,494	$11,329,148	$7,519,215	$29,744,540

For the nine months ended June 30, 2009, total change in unrealized gain (loss) on Level 3 securities that would be included in the change in net assets was ($6,769,965) for the Balanced Portfolio.

Bond	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total

Equity securities	$332,840	—	$1,625,000	$1,957,840
Asset backed securities	—	$38,150,786	—	38,150,786
Collateralized mortgage-backed obligations	—	14,846,803	3,263,295	18,110,098
Commercial mortgage-backed securities	—	23,998,980	—	23,998,980
Corporate debt	—	296,552,188	52,383,473	348,935,661

Bond	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total

Municipal obligations	—	116,324,687	—	116,324,687
U.S. government obligations	—	7,818,923	—	7,818,923
Other debt obligations	—	256,139,825	2,078,625	258,218,450

TOTAL	$332,840	$753,832,192	$59,350,393	$813,515,425

Other financial instruments*	$3,768,758	—	—	$3,768,758

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

		Collateralized
		Mortgage-
	Equity	Backed	Corporate	Other Debt
Bond	Securities	Obligations	Debt	Obligations	Total

Balance as of 9/30/08	$3,014,460	—	$32,391,285	$2,017,130	$37,422,875
Accrued discounts/premiums	—	—	485,210	—	485,210
Realized gain (loss)	(702,064)	—	(868,309)	—	(1,570,373)
Change in unrealized appreciation (depreciation)	332,604	—	(14,445,794)	61,495	(14,051,695)
Net purchases (sales)	(1,020,000)	—	16,222,389	—	15,202,389
Transfers in and/ or out of Level 3	—	$3,263,295	18,598,692	—	21,861,987

Balance as of 6/30/09	$1,625,000	$3,263,295	$52,383,473	$2,078,625	$59,350,393

For the nine months ended June 30, 2009, total change in unrealized gain (loss) on Level 3 securities that would be included in the change in net assets was ($17,906,013) for the Bond Portfolio.

Equity	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3		Total

Equity securities*	$919,021,553	—	$7,592,405		$926,613,958
Limited partnership interest	—	—	1,005,316		1,005,316
Other debt obligations	—	$23,143,000	8,224,840		31,367,840

TOTAL	$919,021,553	$23,143,000	$16,822,561	**	$958,987,114

*	For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

**	Level 3 securities represent 1.8% of net assets.

Enhanced Equity	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total

Equity securities*	$61,652,950	—	—	$61,652,950
Other debt obligations	—	$507,000	—	507,000

TOTAL	$61,652,950	$507,000	—	$62,159,950

*	For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.
Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms.
Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Schedules of Investments.
Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. (See footnotes to Schedules of Investments.) A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.
Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities is included in the net realized and unrealized gain or loss on securities.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly by Money Market. Dividends from net investment income are paid monthly by Bond, quarterly by Balanced and annually by Equity and Enhanced Equity. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.
Redemption Fees: The Balanced, Bond, Equity, and Enhanced Equity Portfolios charge a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Portfolio (within seven days for all Class I shares). The redemption fee is paid to the Class of the Portfolio from which the redemption is made and is accounted for as an addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Portfolio.
Expense Offset Arrangements: The Fund has arrangements with its custodian banks whereby the custodian’s fees may be paid indirectly by credits earned on each Portfolio’s cash on deposit with the banks. These credits are used to reduce the Fund’s expenses. Such deposit arrangements may be an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements or in any of the open tax years; thus, no provision for income tax is required. Each of the Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

New Accounting Pronouncements: In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 161, “Disclosures about Derivative Instruments and Hedging Activities.” The new standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effect on the Fund’s financial position, financial performance, and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.
In April 2009, the FASB issued FASB Staff Position No. FAS 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure are to be expanded for each major category of equity and debt securities. There was no change to the financial position of the Fund and the results of its operations due to the adoption of FSP 157-4 and all disclosures have been made for the current period as part of the Notes to Schedules of Investments and Schedules of Investments.
Treasury’s Guarantee Plan For Money Market Funds: The Money Market Portfolio has elected to participate in the U.S. Department of the Treasury’s Guarantee Program for Money Market Funds (the “Program”). The Program was made available on September 29, 2008 and protects certain shareholders from losses if the Money Market Portfolio is unable to maintain a $1.00 net asset value. The Program applies to shareholders of record on September 19, 2008. Covered shareholders will receive $1.00 per share upon liquidation of the Money Market Portfolio, subject to adjustment and the overall amount available to all money market funds participating in the Program. The Money Market Portfolio will bear the expense of its participation in the Program. For the initial three months of the Program, the participation fee was 0.01% of the Money Market Portfolio’s net assets as of September 19, 2008 (accordingly, the Money Market Portfolio’s gross expenses will increase by this amount). Given that asset levels may vary, the yield impact of these fees may vary over time. The Program was initially scheduled to terminate on December 18, 2008, but has been extended by the Treasury Department through September 18, 2009. For the extension of the Program, the Money Market Portfolio made two extension payments of 0.015% of the Money Market Portfolio’s net assets as of September 19, 2008.

NOTE B — TAX INFORMATION
The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at June 30, 2009, and net realized capital loss carryforwards as of September 30, 2008 with expiration dates:

	Money Market	Balanced	Bond

Federal income tax cost of investments	$184,939,635	$481,052,940	$896,736,878
Unrealized appreciation	—	15,020,536	6,025,021
Unrealized depreciation	—	(91,344,684)	(89,246,474)
Net unrealized appreciation/ (depreciation)	—	($76,324,148)	($83,221,453)

		Enhanced
	Equity	Equity

Federal income tax cost of investments	$998,017,063	$63,380,678
Unrealized appreciation	70,524,121	2,495,897
Unrealized depreciation	(109,554,070)	(3,716,625)
Net unrealized appreciation/ (depreciation)	($39,029,949)	($1,220,728)

Capital Loss Carryforwards

Expiration Date	Money Market

30-Sep-10	$14,601
30-Sep-11	6,847
30-Sep-13	6,183
30-Sep-14	211
30-Sep-15	2,100

$29,942

Capital losses may be utilized to offset current and future capital gains until expiration.
NOTE C — AFFILIATED COMPANIES
An affiliated company is a company in which the Portfolios have a direct or indirect ownership of, control of, or voting power over 5 percent or more of the outstanding voting shares.
Affiliated companies of the Balanced Portfolio are as follows:

AFFILIATES	COST	VALUE
Angels With Attitude LP	$200,000	$106,126
GEEMF Partners LP	—	119,555
Plethora Technology, Inc.	701,835	—

TOTALS	$901,835	$225,681

Affiliated companies of the Equity Portfolio are as follows:

AFFILIATES	COST	VALUE
Global Resource Options, Inc.	$2,500,000	$4,338,800
NeoDiagnostix, Inc.	300,000	300,000
New Day Farms	500,000	72,037

TOTALS	$3,300,000	$4,710,837

NOTE D — OTHER
In connection with certain venture capital investments, the Balanced and Equity Portfolios are committed to future capital calls, which will increase the Portfolios’ investment in these securities. The aggregate amount of the future capital commitments totals $160,000 and $887,764 for the Balanced and Equity Portfolios, respectively, at June 30, 2009.
CALVERT CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2009

	SHARES	VALUE

MUTUAL FUNDS — 100.1%
Calvert Impact Fund, Inc.:
Calvert Large Cap Growth Fund, Class I	35,752	$770,094
Calvert Mid Cap Value Fund, Class I*	41,882	523,112
Calvert Small Cap Value Fund, Class I*	20,788	264,420
Calvert Social Index Series, Inc.:
Calvert Social Index Fund, Class I	125,757	1,052,583
Calvert Social Investment Fund:
Bond Portfolio, Class I	1,190,653	17,300,186
Enhanced Equity Portfolio, Class I	174,261	2,052,795
Equity Portfolio, Class I*	29,706	795,514
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund, Class I*	13,694	261,416
International Equity Fund, Class I	170,383	2,128,084

Total Mutual Funds (Cost $28,174,049)		25,148,204

TOTAL INVESTMENTS (Cost $28,174,049) — 100.1%		25,148,204
Other assets and liabilities, net — (0.1%)		(22,399)

NET ASSETS — 100%		$25,125,805

*	Non-income producing security.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT MODERATE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2009

	SHARES	VALUE

MUTUAL FUNDS — 100.1%
Calvert Impact Fund, Inc.:
Calvert Global Alternative Energy Fund, Class I*	213,970	$2,030,572
Calvert Large Cap Growth Fund, Class I	353,750	7,619,780
Calvert Mid Cap Value Fund, Class I*	208,399	2,602,902
Calvert Small Cap Value Fund, Class I*	208,760	2,655,424
Calvert Social Index Series, Inc.:
Calvert Social Index Fund, Class I	413,767	3,463,232
Calvert Social Investment Fund:
Bond Portfolio, Class I	1,939,505	28,181,014
Enhanced Equity Portfolio, Class I	1,001,236	11,794,560
Equity Portfolio, Class I*	324,724	8,696,098
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund, Class I*	45,385	866,390
Calvert International Opportunities Fund, Class I	192,887	1,815,062
International Equity Fund, Class I	980,526	12,246,775
The Calvert Fund:
Calvert New Vision Small Cap Fund, Class I*	217,408	2,495,842

Total Mutual Funds (Cost $109,760,031)		84,467,651

TOTAL INVESTMENTS (Cost $109,760,031) — 100.1%		84,467,651
Other assets and liabilities, net — (0.1%)		(84,067)

NET ASSETS — 100%		$84,383,584

*	Non-income producing security.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2009

	SHARES	VALUE

MUTUAL FUNDS — 100.1%
Calvert Impact Fund, Inc.:
Calvert Global Alternative Energy Fund, Class I*	168,355	$1,597,687
Calvert Large Cap Growth Fund, Class I	228,035	4,911,872
Calvert Mid Cap Value Fund, Class I*	146,160	1,825,533
Calvert Small Cap Value Fund, Class I*	220,366	2,803,060
Calvert Social Index Series, Inc.:
Calvert Social Index Fund, Class I	218,350	1,827,591
Calvert Social Investment Fund:
Bond Portfolio, Class I	291,764	4,239,330
Enhanced Equity Portfolio, Class I	660,002	7,774,825
Equity Portfolio, Class I*	239,821	6,422,412
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund, Class I*	35,780	683,037
Calvert International Opportunities Fund, Class I	152,442	1,434,479
International Equity Fund, Class I	738,543	9,224,406
The Calvert Fund:
Calvert New Vision Small Cap Fund, Class I*	229,591	2,635,703

Total Mutual Funds (Cost $65,090,211)		45,379,935

TOTAL INVESTMENTS (Cost $65,090,211) — 100.1%		45,379,935
Other assets and liabilities, net — (0.1%)		(28,701)

NET ASSETS — 100%		$45,351,234

*	Non-income producing security.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: The Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund, and Calvert Aggressive Allocation Fund (the “Funds”), each a series of the Calvert Social Investment Fund are registered under the Investment Company Act of 1940 as non-diversified, open-end management investment companies. The operations of each series are accounted for separately. The Funds invest primarily in a combination of other Calvert equity and fixed income funds (the “Underlying Funds”). Each Fund offers Class A and Class C shares. Effective January 31, 2008, Moderate and Aggressive began to offer Class I shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges and (c) class-specific voting rights.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). Investments in the Underlying Funds are valued at their net asset value each business day. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Trustees.
Effective October 1, 2008, the Fund adopted Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments and requires additional disclosures about fair value measurements.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For additional information on the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent prospectus.
The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

Conservative	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total

Mutual funds	$25,148,204	—	—	$25,148,204

TOTAL	$25,148,204	—	—	$25,148,204

Moderate	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total

Mutual funds	$84,467,651	—	—	$84,467,651

TOTAL	$84,467,651	—	—	$84,467,651

Aggressive	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total

Mutual funds	$45,379,935	—	—	$45,379,935

TOTAL	$45,379,935	—	—	$45,379,935

Security Transactions and Net Investment Income: Security transactions, normally shares of the Underlying Funds, are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid quarterly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.
Redemption Fees: The Funds charge a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within seven days for Class I shares). The redemption fee is paid to the Class of the Fund from which the redemption is made and is accounted for as an addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.
Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on each Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement may be an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements or in any of the open tax years; thus, no provision for income tax is required. Each of the Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

New Accounting Pronouncements: In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 161, “Disclosures about Derivative Instruments and Hedging Activities.” The new standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effect on the Fund’s financial position, financial performance, and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.
In April 2009, the FASB issued FASB Staff Position No. FAS 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure are to be expanded for each major category of equity and debt securities. There was no change to the financial position of the Fund and the results of its operations due to the adoption of FSP 157-4 and all disclosures have been made for the current period as part of the Notes to Schedules of Investments and Schedules of Investments.
NOTE B — TAX INFORMATION
The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at June 30, 2009:

	Conservative	Moderate	Aggressive

Federal income tax cost of investments	$29,076,983	$112,530,360	$66,486,355
Unrealized appreciation	—	—	—
Unrealized depreciation	(3,928,779)	(28,062,709)	(21,106,420)
Net unrealized appreciation/ (depreciation)	($3,928,779)	($28,062,709)	($21,106,420)

Item 2. Controls and Procedures.
(a) The principal executive and financial officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
     Filed herewith.
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT SOCIAL INVESTMENT FUND
By:	/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
Senior Vice President — Principal Executive Officer
Date: August 27, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ D. Wayne Silby
D. Wayne Silby
President — Principal Executive Officer
Date: August 27, 2009

/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
Senior Vice President — Principal Executive Officer
Date: August 27, 2009

/s/ Ronald M. Wolfsheimer
Ronald M. Wolfsheimer
Treasurer — Principal Financial Officer
Date: August 27, 2009